Consolidated Schedule of Investments PIMCO Dynamic Income Fund	March 31, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 136.1% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 35.2%
Aligned Data Centers International LP 7.223% due 12/18/2029 «~		$30,300	$30,497
Altice France SA
6.391% (EUR003M + 4.375%) due 04/30/2028 ~	EUR	152	174
6.391% (EUR003M + 4.375%) due 10/30/2028 ~		2,729	3,141
7.797% (TSFR3M + 4.125%) due 04/30/2028 ~		$1,515	1,510
8.735% (TSFR3M + 5.063%) due 10/30/2028 ~		22,797	22,733
8.891% (EUR003M + 6.875%) due 05/30/2031 ~	EUR	6,134	7,120
10.547% (TSFR3M + 6.875%) due 05/31/2031 ~		$68,826	69,098
AP Core Holdings II LLC 9.428% (TSFR3M + 5.500%) due 09/01/2027 ~		2,749	2,687
Aston XLN Topco Ltd. 9.846% due 07/30/2032 «~	GBP	12,658	16,236
Bausch Health Cos., Inc. 9.918% (TSFR1M + 6.250%) due 10/08/2030 ~		$29,162	28,222
Central Parent, Inc. 6.950% (TSFR3M + 3.250%) due 07/06/2029 ~		93,399	66,906
Cerba Healthcare SAS
5.839% (EUR006M + 3.700%) due 06/30/2028 ~	EUR	15,900	13,590
6.089% (EUR006M + 3.950%) due 02/16/2029 ~		10,450	8,920
7.589% (EUR006M + 5.450%) due 02/16/2029 ~		1,100	942
Circor International, Inc. 0.500% due 06/20/2029 «~µ		$1,066	1,078
Clover Holdings 2 LLC TBD% - 3.500% due 12/10/2029 ~µ		6,575	6,061
Comexposium
TBD% (EUR012M + 0.000%) due 03/28/2031 «~	EUR	18,770	26,468
TBD% (EUR012M + 0.000%) due 07/10/2031 «~		64,347	90,737
TBD% - 1.138% (EUR012M + 0.000%) due 10/16/2031 «~		6,310	8,898
Coreweave Compute Acquisition Co. II LLC 13.266% - 13.326% (TSFR3M + 9.620%) due 07/31/2028 «~		$14,687	15,119
Coreweave Compute Acquisition Co. IV LLC 9.669% - 9.700% (TSFR3M + 6.000%) due 05/16/2029 «~		46,114	47,523
Databricks, Inc.
1.000% due 01/05/2032 ~µ		2,809	2,795
8.171% (TSFR1M + 4.500%) due 01/05/2032 ~		12,691	12,628
Dun & Bradstreet Corp.
0.500% - 5.500% due 08/26/2032 «~µ		1,364	1,364
0.500% - 5.500% (TSFR1M + 5.500%) due 08/26/2032 «~		13,608	13,340
Ecopetrol SA TBD% due 12/18/2027 «		10,000	9,900
Electronic Arts, Inc. TBD% due 03/24/2033		10,000	9,950
Encina Private Credit LLC TBD% due 11/30/2026 «~		124	102
Envalior Finance GmbH 7.526% (EUR003M + 5.500%) due 03/29/2030 ~	EUR	16,200	16,841
Envision Healthcare Corp.
11.641% (TSFR3M + 7.875%) due 07/20/2026 «~		$16,489	16,489
11.641% (TSFR3M + 7.875%) due 11/03/2028 «~		119,220	122,796
Espai Barca Fondo De Titulizacion (6.500% PIK) 6.500% (EUR006M + 0.000%) due 06/30/2028 «~(d)	EUR	23,363	29,577
Finastra USA, Inc. 7.671% (TSFR3M + 4.000%) due 09/15/2032 ~		$7,000	6,590
Forward Air Corp. 8.167% (TSFR3M + 4.500%) due 12/19/2030 ~		78,209	76,332
Galaxy U.S. Opco, Inc. 12.667% (TSFR3M + 5.250%) due 07/31/2030 ~		54,868	47,618
Gateway Casinos & Entertainment Ltd. 9.936% (TSFR3M + 6.250%) due 12/18/2030 ~		67,138	67,306
Gray Television, Inc. 8.918% (TSFR1M + 5.250%) due 06/04/2029 ~		243	244
Harp Finco Ltd. 8.727% due 03/27/2032 «~	GBP	19,324	25,763
Houghton Mifflin Harcourt Publishing Co. 9.018% (TSFR1M + 5.250%) due 04/09/2029 ~		$9,929	8,446
iHeartCommunications, Inc. 9.557% (TSFR1M + 5.775%) due 05/01/2029 ~		14,971	13,168
Ineos U.S. Finance LLC 6.918% (TSFR1M + 3.250%) due 02/18/2030 ~		51,442	45,108
ION Platform Finance SARL 6.127% (EUR003M + 4.000%) due 10/07/2032 ~	EUR	25,550	23,835
Ivanti Software, Inc.
8.411% (TSFR3M + 4.750%) due 06/01/2029 ~		$88,693	60,194

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2026 (Unaudited)

9.411% (TSFR3M + 5.750%) due 06/01/2029 ~µ		11,824	11,838
J&J Ventures Gaming LLC 8.782% (TSFR1M + 5.000%) due 04/26/2028 «~		9,229	9,229
Lealand Finance Co. BV 6.782% (TSFR1M + 3.000%) due 06/30/2027 ~		385	323
Lealand Finance Co. BV (7.782% Cash) 7.782% (TSFR1M + 4.000%) due 12/31/2027 ~		6,659	5,569
McAfee LLC 6.668% (TSFR1M + 3.000%) due 03/01/2029 ~		3,980	3,567
Mercury Aggregator LP TBD% due 04/03/2027 «~		17,815	0
MH Sub I LLC 7.918% (TSFR1M + 4.250%) due 12/31/2031 ~		4,938	3,314
Motion Finco SARL 7.200% (TSFR3M + 3.500%) due 11/12/2029 ~		13,715	12,064
MPH Acquisition Holdings LLC
7.417% (TSFR3M + 3.750%) due 12/31/2030 ~		999	999
8.528% (TSFR3M + 4.600%) due 12/31/2030 ~		36,234	32,264
Newfold Digital Holdings Group, Inc.
7.269% - 9.442% (TSFR1M + 3.500%) due 04/30/2029 ~		59,344	39,732
7.269% - 9.442% (TSFR3M + 5.750%) due 04/30/2029 «~		5,023	3,817
Nexstar Broadcasting, Inc. TBD% due 03/18/2033		1,600	1,584
Nscale AS TBD% - 8.700% (TSFR3M + 5.000%) due 08/11/2032 «~µ		19,000	19,000
OCS Group Holdings Ltd. 8.980% - 9.719% due 11/28/2031 ~	GBP	2,300	3,034
Paradigm Parent LLC 8.200% (TSFR3M + 4.500%) due 04/16/2032 ~		$35,920	29,813
Peraton Corp.
7.517% (TSFR3M + 3.750%) due 02/01/2028 ~		179,826	153,901
11.523% (TSFR3M + 7.750%) due 02/01/2029 ~		4,733	3,432
Polaris Newco LLC
6.026% (EUR003M + 4.000%) due 06/02/2028 ~	EUR	52,185	51,371
7.928% (TSFR3M + 4.000%) due 06/02/2028 ~		$74,307	65,599
Poseidon Bidco SASU 7.504% (EUR006M + 5.000%) due 03/13/2030 ~	EUR	93,660	32,477
Project Alpha Intermediate Holding, Inc. 6.950% (TSFR3M + 3.250%) due 10/26/2030 ~		$6	4
Project Quasar Pledgco SLU 5.190% (EUR001M + 3.250%) due 04/15/2026 «~	EUR	8,849	10,162
Promotora de Informaciones SA
7.249% (EUR003M + 5.220%) due 06/29/2029 ~		9,802	11,386
7.499% (EUR003M + 5.470%) due 12/31/2029 «~		147,517	166,671
Puris LLC 9.420% - 9.451% (TSFR3M + 5.750%) due 06/30/2031 «~		$14,953	14,450
Republic of Kenya Government International Bonds 9.186% (JY0003M + 5.400%) due 04/05/2028 «~		4,167	4,130
SCUR-Alpha 1503 GmbH 9.167% (TSFR3M + 5.500%) due 03/29/2030 ~		68,582	60,352
Softbank Vision Fund II 7.350% (TSFR3M + 3.650%) due 04/25/2029 «~		28,385	28,859
Spruce Bidco II, Inc.
0.500% - 8.371% (TSFR6M + 4.750%) due 01/30/2032 «~µ		2,245	2,241
0.500% - 8.371% (JY0003M + 5.000%) due 01/30/2032 «~	JPY	191,919	1,200
0.500% - 8.371% due 01/30/2032 «~	CAD	1,790	1,276
0.500% - 8.371% (TSFR6M + 4.750%) due 01/30/2032 «~		$9,889	9,809
Steenbok Lux Finco 2 SARL 10.000% due 12/31/2028 ~	EUR	242,512	74,809
Stepstone Group Midco 2 GmbH
6.599% (EUR006M + 4.500%) due 04/26/2032 ~		48,100	48,838
8.199% (TSFR6M + 4.500%) due 12/19/2031 ~		$42,930	37,778
Strategic Gaming Commitment 10.672% (TSFR3M + 7.000%) due 10/15/2030 «~		21,000	21,421
Subcalidora 2 7.877% (EUR003M + 5.750%) due 08/14/2029 «~	EUR	52,304	59,091
Syniverse Holdings, Inc. 10.700% (TSFR3M + 7.000%) due 05/13/2027 «~		$134,781	124,841
Transnet SOC Ltd. 10.658% due 03/02/2028 «~	ZAR	117,771	6,869
U.S. Renal Care, Inc.
1.500% - 9.675% (TSFR1M + 6.000%) due 09/25/2030 «~		$79,131	80,618
8.782% (TSFR1M + 5.000%) due 06/28/2028 ~		177,774	167,904
Unicorn Bay 13.000% due 12/31/2026 «~	HKD	262,735	33,926
Upfield BV TBD% due 10/31/2030	GBP	34,300	43,470
VEON Amsterdam BV 7.902% (TSFR3M + 4.250%) due 03/25/2027 «~		$8,800	8,752
Virgin Media Investment Holdings Ltd. 6.978% due 08/01/2030 «~	GBP	1,600	2,033

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2026 (Unaudited)

Westmoreland Coal Co. 8.000% due 03/15/2029 «~		$6,750	2,936

Total Loan Participations and Assignments (Cost $2,855,276)			2,584,799

CORPORATE BONDS & NOTES 25.8%
BANKING & FINANCE 4.8%
Alamo Re Ltd.
11.944% (FHMMUSTF + 8.434%) due 06/07/2027 ~		1,250	1,296
15.390% (FHMMUSTF + 11.880%) due 06/08/2026 ~		1,300	1,325
Ambac Assurance Corp. 5.100% due 12/31/2099 (j)		185	245
Armor Holdco, Inc. 8.500% due 11/15/2029 (l)		11,600	10,604
Armor RE II Ltd.
12.060% (BRMMUSDF + 8.500%) due 01/07/2032 ~		600	636
13.760% (BRMMUSDF + 10.200%) due 05/07/2031 ~		500	526
Bayou Re Ltd.
11.872% (BNMMDTSC + 8.332%) due 04/30/2031 ~		250	260
22.040% (BNMMDTSC + 18.500%) due 04/30/2031 ~		250	269
Blue Ridge Re Ltd.
7.010% (FHMMUSTF + 3.500%) due 01/08/2029 ~		400	402
9.510% (FHMMUSTF + 6.000%) due 01/08/2029 ~		300	297
11.510% (FHMMUSTF + 8.000%) due 01/08/2029 ~		250	246
Bonanza RE Ltd. 3.659% (MSMMUSTF + 0.000%) due 01/08/2027 ~		1,100	933
Cape Lookout Re Ltd.
8.760% (FHMMUSTF + 5.250%) due 03/21/2033 ~		1,600	1,600
9.510% (FHMMUSTF + 6.000%) due 03/21/2033 ~		1,550	1,550
12.239% (GSMMUSTF + 8.702%) due 04/05/2027 ~		6,500	6,602
Charles River Re Ltd. 11.172% (BNMMDTSC + 7.632%) due 05/10/2031 ~		250	257
Citrus Re Ltd.
8.922% (T-BILL 3MO + 5.250%) due 06/07/2033 ~		400	400
9.910% (T-BILL 3MO + 6.250%) due 06/07/2033 ~		400	400
Corestate Capital Holding SA (10.000% Cash or 11.000% PIK) 10.000% due 12/31/2026 (d)	EUR	297	317
Corestate Capital Holding SA (8.000% Cash or 9.000% PIK) 8.000% due 12/31/2028 (d)		331	199
Credicorp Capital Sociedad Titulizadora SA 9.700% due 03/05/2045	PEN	3,500	1,070
Credit Suisse AG AT1 Claim		$5,060	1,771
East Lane Re VII Ltd. 12.160% (BRMMUSDF + 8.500%) due 03/31/2032 ~		2,000	2,003
Everglades Re II Ltd.
14.041% (GSMMUSTI + 10.500%) due 05/13/2031 ~		4,260	4,318
15.041% (GSMMUSTI + 11.500%) due 05/13/2031 ~		4,260	4,326
16.291% (GSMMUSTI + 12.750%) due 05/13/2027 ~		4,260	4,335
Fairfax India Holdings Corp. 5.000% due 02/26/2028 (l)		12,350	11,790
Gateway Re Ltd. 5.560% (BRMMUSDF + 2.000%) due 07/06/2029 ~		8,250	8,250
Golden Bear Re Ltd.
13.162% (T-BILL 1MO + 9.500%) due 03/08/2032 ~		2,100	2,100
13.412% (JMMMUSTF + 9.750%) due 01/08/2029 ~		4,300	4,378
Greengrove RE Ltd. 11.290% (BNMMDTSC + 7.750%) due 04/08/2032 ~		1,500	1,555
GSG Bidco Ltd. 4.700% due 06/15/2031	EUR	3,600	4,128
Handshake Re Ltd. 8.060% (JMMMUSTF + 4.500%) due 01/08/2030 ~		$300	298
Herbie Re Ltd. 7.780% (MSMMUSTF + 4.250%) due 01/07/2030 ~		500	501
Hestia Re Ltd.
10.290% (BNMMDTSC + 6.750%) due 03/13/2032 ~		500	508
11.790% (BNMMDTSC + 8.250%) due 03/13/2032 ~		500	511
Integrity RE III Ltd.
6.010% (FHMMUSTF + 2.500%) due 06/07/2029 ~		800	800
11.510% (FHMMUSTF + 8.000%) due 06/06/2027 ~		250	255
13.260% (FHMMUSTF + 9.750%) due 06/06/2027 ~		250	256
15.760% (FHMMUSTF + 12.250%) due 06/06/2028 ~		800	831
29.010% (FHMMUSTF + 25.500%) due 06/06/2027 ~		1,400	1,539
Integrity Re Ltd.
20.744% (FHMMUSTF + 17.234%) due 06/08/2026 ~		3,200	3,294
26.306% (FHMMUSTF + 22.796%) due 06/08/2026 ~		3,200	3,323
ION Platform Finance SARL
6.500% due 09/30/2030 (l)	EUR	20,900	20,178
6.875% due 09/30/2032 (l)		18,300	16,912
7.875% due 05/01/2029 (l)		26,300	28,370
ION Platform Finance U.S., Inc. 7.875% due 09/30/2032 (l)		$1,800	1,396
ION Platform Finance U.S., Inc./ION Platform Finance SARL
5.000% due 05/01/2028 (l)		4,200	3,927
5.750% due 05/15/2028 (l)		800	761
8.750% due 05/01/2029 (l)		13,938	12,977

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2026 (Unaudited)

9.000% due 08/01/2029 (l)		20,988	19,480
9.500% due 05/30/2029 (l)		33,640	31,703
Locke Tavern Re Ltd.
4.060% (JMMMUSTF + 3.250%) due 04/11/2033 ~		800	800
4.060% (JMMMUSTF + 4.250%) due 04/11/2033 ~		700	700
Longleaf Pine Re Ltd. 21.473% (GSMMUSTI + 17.932%) due 05/27/2031 ~		700	741
Nature Coast Re Ltd.
11.661% (T-BILL 3MO + 8.000%) due 02/26/2030 ~		1,900	1,895
13.291% (GSMMUSTI + 9.750%) due 04/10/2033 ~		1,200	1,242
13.541% (GSMMUSTI + 10.000%) due 12/07/2030 ~		824	838
Orange Capital RE DAC 8.026% (EUR003M + 6.000%) due 01/17/2029 ~	EUR	300	364
Palm RE Ltd.
11.290% (BNMMDTSC + 7.750%) due 06/07/2032 ~		$800	825
13.240% (BNMMDTSC + 9.700%) due 06/09/2031 ~		250	262
Panama Infrastructure Receivable Purchaser PLC 0.000% due 04/05/2032 (h)(l)		4,677	3,662
Polestar Re Ltd.
10.661% (BRMMUSDF + 7.000%) due 01/08/2029 ~		400	401
12.661% (BRMMUSDF + 9.000%) due 01/08/2029 ~		400	400
14.150% (BRMMUSDF + 10.590%) due 01/07/2028 ~		2,300	2,411
14.161% (BRMMUSDF + 10.500%) due 01/08/2029 ~		250	251
16.810% (BRMMUSDF + 13.250%) due 01/07/2027 ~		6,500	6,721
Purple Re Ltd.
6.060% (JMMMUSTF + 2.500%) due 06/07/2033 ~		1,200	1,200
12.686% (JMMMUSTF + 9.126%) due 06/07/2027 ~		700	722
Quercus II Re DAC 13.079% (EUR003M + 11.000%) due 01/07/2031 ~	EUR	1,700	1,965
Quercus Re DAC 10.020% (EUR003M + 8.000%) due 01/06/2031 ~		300	359
Sabine Re Ltd. 12.060% (BNMMDTSC + 8.520%) due 04/07/2031 ~		$300	310
Sanders Re III Ltd. 15.880% (BRMMUSDF + 12.320%) due 04/09/2029 ~		11,610	7,547
Thames Ssnm Unfunded Comm 9.750% due 10/10/2027	GBP	788	1,001
Titanium 2l Bondco SARL 6.250% due 01/14/2031	EUR	57,661	10,830
Torrey Pines Re Ltd.
9.596% (JMMMUSTF + 6.036%) due 06/07/2032 ~		$2,200	2,275
10.666% (JMMMUSTF + 7.106%) due 06/07/2032 ~		1,300	1,348
12.938% (BRMMUSDF + 9.378%) due 06/05/2031 ~		700	706
Tremont Re Ltd. 7.661% (T-BILL 1MO + 4.000%) due 03/22/2033 ~		300	300
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 6.000% due 01/15/2030 (l)		66,451	62,573
Ursa Re II Ltd.
8.661% (MSMMUSTF + 5.000%) due 12/07/2029 ~		300	298
11.411% (MSMMUSTF + 7.750%) due 06/07/2028 ~		2,300	2,322
Ursa Re Ltd.
11.041% (GSMMUSTI + 7.500%) due 02/22/2028 ~		3,700	3,783
12.810% (JMMMUSTF + 9.250%) due 12/07/2028 ~		6,800	6,993
Veraison Re Ltd.
7.691% (GSMMUSTI + 4.150%) due 03/08/2034 ~		300	300
8.541% (GSMMUSTI + 5.000%) due 03/08/2033 ~		300	305
Vitality Re XVII Ltd. 7.541% (GSMMUSTI + 4.000%) due 01/08/2031 ~		300	300
Voyager Aviation Holdings LLC 8.500% due 05/09/2026 ^«(e)		54,427	0
Windmill III Re DAC 7.236% (EUR003M + 5.210%) due 07/05/2028 ~	EUR	250	299
Windrose Re Ltd. 8.790% (HSMMUSTF + 5.250%) due 02/11/2033 ~		$400	399
Winston RE Ltd. 10.040% (BNMMDTSC + 6.500%) due 02/21/2028 ~		300	307

			354,163

INDUSTRIALS 19.2%
Altice France Lux 3/Altice Holdings 1 10.000% due 01/15/2033		16,738	15,232
Altice France SA 9.500% due 11/01/2029 (l)		16,790	16,978
ams-OSRAM AG
10.500% due 03/30/2029 (l)	EUR	57,800	70,203
12.250% due 03/30/2029 (l)		$21,681	23,079
APLD ComputeCo 2 LLC 6.750% due 03/15/2031 (l)		4,000	3,973
Aston Martin Capital Holdings Ltd.
10.000% due 03/31/2029 (l)		46,124	34,748
10.375% due 03/31/2029 (l)	GBP	9,300	9,522
Beignet Investor LLC 6.581% due 05/30/2049 (l)		$20,530	21,124
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc. 8.000% due 06/15/2029 (l)		27,220	20,259

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2026 (Unaudited)

Central Parent, Inc./CDK Global, Inc. 7.250% due 06/15/2029 (l)		18,470	13,313
Cheplapharm Arzneimittel GmbH
6.750% due 02/15/2032 (l)	EUR	5,500	6,228
7.500% due 05/15/2030 (l)		4,243	4,955
Claritev Corp. (6.500% Cash and 0.750% PIK) 7.250% due 03/31/2031 (d)		$26,258	17,067
Cogent Communications Group LLC/Cogent Finance, Inc. 7.000% due 06/15/2027 (l)		7,055	6,974
CoreWeave, Inc. 9.000% due 02/01/2031 (l)		7,800	7,432
CVR Energy, Inc. 7.500% due 02/15/2031 (l)		3,000	3,025
CVS Pass-Through Trust 7.507% due 01/10/2032 (l)		1,261	1,332
DISH DBS Corp.
5.250% due 12/01/2026 (l)		93,515	92,767
5.750% due 12/01/2028 (l)		91,806	88,850
7.750% due 07/01/2026 (l)		57,800	57,673
Ecopetrol SA
4.625% due 11/02/2031 (l)		1,300	1,156
7.750% due 02/01/2032 (l)		116,310	117,554
Flora Food Management BV
6.875% due 07/02/2029 (l)	EUR	3,000	3,259
7.500% due 10/31/2030		5,300	6,072
Gazprom PJSC Via Gaz Capital SA
7.288% due 08/16/2037		$300	225
8.625% due 04/28/2034		1,081	892
GSG Bidco Ltd.
5.375% due 06/15/2036	EUR	1,850	2,124
6.375% due 06/15/2051		6,300	7,232
Incora Intermediate II LLC (0.500% PIK) 0.500% due 01/31/2030 «(d)		$75,893	75,893
Incora Top Holdco LLC 6.000% due 01/30/2033 «(k)		52,753	79,896
JetBlue Airways Corp./JetBlue Loyalty LP 9.875% due 09/20/2031 (l)		14,184	13,424
Motion Finco SARL
7.375% due 06/15/2030 (l)	EUR	51,500	51,667
8.375% due 02/15/2032 (l)		$1,200	993
MPH Acquisition Holdings LLC 5.750% due 12/31/2030 (l)		53,206	40,761
MPH Acquisition Holdings LLC (6.500% Cash and 5.000% PIK) 11.500% due 12/31/2030 (d)(l)		14,436	13,064
National Mentor Holdings, Inc. 10.500% due 12/15/2030 (l)		9,400	9,710
Newfold Digital Holdings Group, Inc. 7.269% due 04/30/2029		41,247	21,144
Nexstar Media, Inc.
6.500% due 09/15/2033 (l)		3,700	3,730
7.250% due 04/15/2034 (c)		2,340	2,349
Nissan Motor Co. Ltd. 7.500% due 07/17/2030 (l)		3,600	3,631
OAK-Eagle Acquireco, Inc.
6.250% due 07/01/2033 (c)	EUR	1,000	1,181
7.250% due 07/01/2033 (c)		$2,900	3,006
8.750% due 07/01/2034 (c)		1,900	1,990
Ocado Group PLC
10.500% due 08/08/2029 (l)	GBP	47,950	62,764
11.000% due 06/15/2030 (l)		21,580	28,526
Petroleos de Venezuela SA
5.375% due 04/12/2027 ^(e)		$100	33
6.000% due 11/15/2026 ^(e)		36,885	12,692
9.750% due 05/17/2035 ^(e)		15,800	6,601
Petroleos Mexicanos 6.700% due 02/16/2032 (l)		14,345	14,051
Prime Healthcare Services, Inc. 9.375% due 09/01/2029 (l)		1,100	1,141
ProFrac Holdings II LLC 10.932% (TSFR3M + 7.250%) due 01/23/2029 ~		19,041	18,993
Russian Railways Via RZD Capital PLC 7.487% due 03/25/2031 ^(e)	GBP	200	185
Sonangol Finance Ltd. 10.000% due 01/29/2031		$4,800	4,787
Thames Water Super Senior Issuer PLC 9.750% due 10/10/2027	GBP	3,398	4,916
Times Square Hotel Trust 8.528% due 08/01/2026		$284	285
Toll Road Investors Partnership II LP 0.000% due 02/15/2043 (h)(l)		15,299	5,412
Topaz Solar Farms LLC
4.875% due 09/30/2039 (l)		12,872	11,649
5.750% due 09/30/2039 (l)		35,424	35,266
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC
8.250% due 05/15/2030 (l)	EUR	74,718	74,857
9.500% due 05/15/2030 (l)		$5,683	5,026

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2026 (Unaudited)

U.S. Renal Care, Inc. 10.625% due 06/28/2028		13,209	11,030
Ubisoft Entertainment SA 0.878% due 11/24/2027 (l)	EUR	12,500	11,672
Vale SA 0.000% due 12/29/2049 ~(j)	BRL	830,470	70,255
Venture Global LNG, Inc. 9.500% due 02/01/2029 (l)		$8,530	9,228
Viridien
8.500% due 10/15/2030 (l)	EUR	18,988	23,101
10.000% due 10/15/2030 (l)		$11,256	11,987
VZ Secured Financing BV 7.500% due 01/15/2033 (l)		10,700	10,095
Yellowstone Energy LP 5.750% due 12/31/2026		586	580

			1,410,819

UTILITIES 1.8%
Altice Holdings 1 SARL 0.010% due 12/31/2099 «	EUR	78	1,075
FORESEA Holding SA 7.500% due 06/15/2030 (l)		$2,711	2,663
Gazprom PJSC via Gaz Finance PLC 3.000% due 06/29/2027		200	173
Genesis Energy LP/Genesis Energy Finance Corp. 6.750% due 03/15/2034 (l)		1,100	1,095
NGD Holdings BV 6.750% due 12/31/2026 (l)		4,002	3,732
Nova Securitisation SARL
5.750% due 02/03/2031 (l)		8,400	8,137
6.500% due 02/03/2036 (l)		4,300	4,096
OI SA (10.000% Cash or 6.000% PIK and 7.500% Cash or 13.500% PIK)
10.000% due 06/30/2027 ^(d)(e)(l)		88,781	43,059
10.000% due 06/30/2027 ^(d)(e)		24,262	11,767
OI SA (8.500% PIK) 8.500% due 12/31/2028 ^(d)(e)		153,998	1,636
Peru LNG SRL 5.375% due 03/22/2030 (l)		31,374	30,476
Petersen Claim Units 0.000% due 12/31/2099 «(k)		438	1,970
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC 6.500% due 02/15/2029 (l)		21,015	20,429

			130,308

Total Corporate Bonds & Notes (Cost $2,156,102)			1,895,290

CONVERTIBLE BONDS & NOTES 0.2%
BANKING & FINANCE 0.0%
CIFI Holdings Group Co. Ltd. 0.000% due 06/30/2029 (h)(k)		875	32
Corestate Capital Holding SA (8.000% Cash or 9.000% PIK) 8.000% due 12/31/2028 (d)	EUR	2,521	1,515
Country Garden Holdings Co. Ltd. 0.000% due 12/31/2031 (h)(k)		$1,285	144

			1,691

INDUSTRIALS 0.2%
Ubisoft Entertainment SA 2.375% due 11/15/2028 (l)	EUR	11,700	12,915

Total Convertible Bonds & Notes (Cost $16,297)			14,606

MUNICIPAL BONDS & NOTES 0.5%
MICHIGAN 0.0%
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008 0.000% due 06/01/2046 (h)		$23,000	3,127

WEST VIRGINIA 0.5%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 0.000% due 06/01/2047 (h)		355,485	33,030

Total Municipal Bonds & Notes (Cost $54,403)			36,157

U.S. GOVERNMENT AGENCIES 1.4%
Federal Home Loan Mortgage Corp. Military Housing Bonds Resecuritization Trust Certificates 0.700% due 11/25/2055 ~(a)		250,076	14,930
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates 2.010% due 11/25/2045 ~(a)(l)		75,137	2,279

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2026 (Unaudited)

Federal Home Loan Mortgage Corp. REMICS
0.578% due 11/15/2048 •(a)(l)	26,980	1,043
2.324% due 06/25/2050 •(a)(l)	807	93
2.363% due 01/15/2047 •(a)	195	23
2.374% due 05/25/2050 •(a)	5,520	658
2.413% due 09/15/2042 •(a)	258	22
2.513% due 05/15/2037 •(a)	564	46
2.623% due 05/15/2037 •(a)	34	3
2.638% due 01/25/2051 •(a)(l)	8,229	1,250
2.683% due 07/15/2036 •(a)(l)	704	68
2.793% due 09/15/2036 •(a)	228	23
2.813% due 05/15/2041 •(a)	474	41
2.913% due 04/15/2036 •(a)	84	8
3.000% due 06/25/2050 (a)(l)	9,572	1,824
3.201% due 09/15/2041 •(l)	602	574
3.500% due 07/25/2050 (a)(l)	18,823	3,517
3.993% due 09/15/2036 •(a)	361	48
4.000% due 03/15/2027 (a)	3	0
4.000% due 07/25/2050 (a)(l)	15,147	3,506
5.000% due 05/25/2048 (a)(l)	4,825	752
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust
1.612% due 11/25/2057 ~	846	321
2.694% due 05/25/2064 ~	3,960	1,978
3.429% due 05/25/2057 ~	4,113	1,771
3.551% due 10/25/2058 ~	2,118	965
4.127% due 11/25/2061 ~(a)	10,997	4,451
4.221% due 11/25/2059 ~	12,598	6,420
4.250% due 09/25/2060 (l)	1,361	1,332
4.250% due 03/25/2061 ~(l)	700	654
4.500% due 11/25/2061 ~(l)	3,900	3,637
5.000% due 04/25/2062 ~	3,400	3,176
5.118% due 05/25/2060 ~	1,860	1,082
6.934% due 03/25/2061 ~	1,931	1,197
12.435% due 09/25/2060 ~	1,573	1,239
13.072% due 11/25/2060 ~	1,166	906
Federal Home Loan Mortgage Corp. STACR REMICS Trust
10.762% due 01/25/2042 •(l)	3,800	3,944
11.162% due 10/25/2041 •(l)	8,896	9,151
11.462% due 11/25/2041 •(l)	8,324	8,609
Federal Home Loan Mortgage Corp. STRIPS 2.163% due 04/15/2039 •(a)(l)	848	90
Federal National Mortgage Association Connecticut Avenue Securities Trust 9.662% due 10/25/2041 •(l)	8,201	8,372
Federal National Mortgage Association REMICS
0.288% due 10/25/2042 •(l)	843	691
2.144% due 07/25/2041 •(a)(l)	1,175	114
2.224% due 08/25/2038 •(a)	295	21
2.274% due 08/25/2049 •(a)	126	14
2.274% due 07/25/2059 •(a)(l)	5,205	579
2.294% due 10/25/2040 •(a)(l)	994	50
2.374% due 02/25/2043 •(a)(l)	1,112	123
2.399% due 10/25/2060 ~(a)	11,885	1,056
2.574% due 12/25/2037 •(a)	26	2
2.744% due 09/25/2037 •(a)	181	12
2.824% due 03/25/2040 •(a)	258	3
2.864% due 12/25/2036 •(a)(l)	785	76
2.874% due 11/25/2036 •(a)	26	1
2.944% due 06/25/2037 •(a)	128	8
3.000% due 01/25/2042 (a)	39	1
3.204% due 03/25/2038 •(a)	536	61
3.224% due 02/25/2038 •(a)	316	37
3.500% due 08/25/2032 (a)	400	29
3.500% due 06/25/2050 (a)(l)	13,897	2,957
3.878% due 01/25/2041 •	1,901	1,931
4.000% due 06/25/2050 (a)(l)	1,715	324
4.500% due 04/25/2042 (a)	386	36
5.000% due 01/25/2048 (a)(l)	3,323	727
Federal National Mortgage Association REMICS Trust 1.046% due 08/25/2043 ~(a)	13,830	561
Government National Mortgage Association REMICS
2.310% due 12/20/2048 •(a)(l)	2,175	202
2.330% due 08/20/2042 •(a)(l)	1,088	112
2.460% due 12/20/2040 •(a)	572	25
2.500% due 09/20/2036 (a)	29,957	2,376
3.500% due 06/20/2042 (a)	134	12

Total U.S. Government Agencies (Cost $109,884)		102,144

U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Bonds
4.875% due 08/15/2045 (n)	4,166	4,153
U.S. Treasury Notes
4.250% due 08/15/2035 (n)(p)	6,537	6,514

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2026 (Unaudited)

Total U.S. Treasury Obligations (Cost $10,978)			10,667

NON-AGENCY MORTGAGE-BACKED SECURITIES 37.7%
1166 Avenue of the Americas Commercial Mortgage Trust II 5.690% due 10/13/2037 (l)		500	470
20 Times Square Trust
3.100% due 05/15/2035 ~		142	137
3.100% due 05/15/2035 ~(l)		500	473
245 Park Avenue Trust 3.657% due 06/05/2037 ~(l)		11,361	10,999
280 Park Avenue Mortgage Trust
5.506% due 09/15/2034 •(l)		12,600	12,418
6.797% due 09/15/2034 •(l)		2,500	2,431
Adjustable Rate Mortgage Trust
4.053% due 03/25/2036 •(l)		2,764	1,630
4.093% due 03/25/2037 •(l)		497	657
4.843% due 03/25/2037 ~(l)		1,052	996
5.237% due 03/25/2036 ~(l)		18,196	8,589
6.019% due 11/25/2037 ~(l)		794	499
American Home Mortgage Assets Trust
4.333% due 11/25/2035 •		153	151
4.373% due 08/25/2037 •(l)		4,838	4,433
American Home Mortgage Investment Trust
4.333% due 03/25/2037 •		2,373	816
4.393% due 09/25/2045 •(l)		1,909	1,733
4.693% due 02/25/2044 •(l)		6,172	5,962
6.600% due 01/25/2037 þ		4,653	627
Anthracite Investments Cayman Ltd. 5.678% due 06/20/2041		2,021	0
ASG Resecuritization Trust
3.534% due 01/28/2037 ~(l)		6,569	5,575
6.000% due 06/28/2037 ~(l)		24,581	10,938
Ashford Hospitality Trust
4.745% due 04/15/2035 •(l)		2,132	2,132
5.095% due 04/15/2035 •(l)		8,598	8,572
5.245% due 04/15/2035 •(l)		24,610	24,492
5.945% due 04/15/2035 •		266	263
6.945% due 04/15/2035 •(l)		10,939	10,793
8.120% due 06/15/2035 •(l)		24,694	24,228
Atrium Hotel Portfolio Trust
5.470% due 12/15/2036 •(l)		3,000	2,949
5.620% due 12/15/2036 •(l)		2,840	2,764
5.920% due 12/15/2036 •(l)		9,300	8,915
7.020% due 12/15/2036 •(l)		7,500	7,102
Avon Finance
0.000% due 12/28/2049 (b)(h)	GBP	11,488	12,176
0.000% due 12/28/2049 (a)		9,500	0
7.245% due 12/28/2049 •		11,241	14,887
7.495% due 12/28/2049 •		8,564	11,306
7.745% due 12/28/2049 •		9,124	4,563
BAMLL Commercial Mortgage Securities Trust
2.627% due 01/15/2032 (l)		$18,810	17,164
3.606% due 08/14/2034 ~		8,000	1,213
Banc of America Alternative Loan Trust
2.847% due 06/25/2037 •(a)		241	28
4.153% due 06/25/2037 •		224	164
6.000% due 06/25/2037		75	65
6.000% due 06/25/2046		33	29
6.000% due 07/25/2046 (l)		522	455
Banc of America Funding Corp. 3.880% due 05/26/2036 ~(l)		4,071	3,561
Banc of America Funding Trust
0.000% due 06/26/2035 ~(l)		1,056	1,046
0.000% due 11/26/2036 ~(l)		24,038	8,352
2.765% due 12/20/2034 ~		178	151
4.210% due 04/20/2047 •(l)		3,537	3,023
4.213% due 04/25/2037 •(l)		752	629
4.302% due 09/20/2037 ~		278	225
4.343% due 01/20/2047 ~		63	55
4.356% due 10/20/2046 ~		201	164
4.382% due 03/20/2036 ~(l)		654	602
4.465% due 02/20/2035 •(l)		2,115	2,066
4.491% due 09/20/2047 ~		131	115
4.751% due 01/25/2035 ~		68	67
4.999% due 08/25/2047 ~(l)		2,007	1,631
5.148% due 04/20/2035 ~(l)		706	695
5.765% due 12/20/2036 ~		14	14
6.000% due 10/25/2037 (l)		2,425	2,156
6.220% due 09/20/2046 ~(l)		403	401
6.619% due 07/26/2036 ~(l)		8,009	2,251
Banc of America Mortgage Trust
5.653% due 01/25/2036 ~		77	76
5.750% due 10/25/2036 (l)		395	334
5.750% due 05/25/2037		463	342
6.000% due 10/25/2036		48	41

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2026 (Unaudited)

6.622% due 10/20/2046 ~		14	13
Bayview Commercial Asset Trust 4.118% due 03/25/2037 •(l)		86	83
BBCCRE Trust
3.966% due 08/10/2033 (l)		28,700	26,834
4.216% due 08/10/2033 (l)		12,400	11,142
4.563% due 08/10/2033 ~(l)		7,790	6,557
BBCMS Mortgage Trust
3.688% due 02/15/2053 ~(l)		1,250	1,018
4.970% due 07/15/2037 •(l)		13,000	12,657
7.520% due 07/15/2037 •(l)		2,600	1,920
BCAP LLC Trust
2.295% due 02/26/2037 ~(l)		6,590	5,376
3.640% due 04/25/2038 ~(l)		12,869	9,913
3.654% due 04/26/2037 ~(l)		5,166	4,474
3.784% due 07/26/2036 ~		329	297
3.984% due 02/26/2047 •(l)		9,191	7,620
4.077% due 05/26/2037 ~(l)		1,313	1,187
4.220% due 10/26/2037 ~(l)		4,277	2,730
4.288% due 05/26/2035 •(l)		3,544	3,173
4.375% due 02/26/2036 ~(l)		2,128	1,401
4.430% due 05/26/2036 •(l)		2,733	2,346
4.495% due 03/26/2037 ~(l)		664	615
4.900% due 03/27/2037 ~(l)		3,564	3,093
5.198% due 11/26/2035 ~(l)		1,783	1,505
5.260% due 01/26/2036 ~(l)		24,443	7,658
5.500% due 12/26/2035 ~(l)		7,828	4,568
5.584% due 06/26/2036 ~(l)		1,769	1,495
6.000% due 06/26/2037 ~(l)		1,095	991
6.000% due 08/26/2037 ~(l)		1,961	1,579
6.000% due 10/26/2037 ~(l)		1,468	974
6.826% due 07/26/2045 ~(l)		1,662	1,632
BCP Trust 7.425% due 06/15/2038 •(l)		11,850	894
Bear Stearns ALT-A Trust
3.873% due 04/25/2037 ~(l)		3,306	2,282
3.950% due 05/25/2036 ~		145	136
4.055% due 11/25/2035 ~(l)		7,442	3,849
4.113% due 06/25/2046 •(l)		942	872
4.119% due 04/25/2035 ~		95	89
4.126% due 11/25/2036 ~		1,401	590
4.132% due 08/25/2036 ~		266	119
4.133% due 08/25/2036 •(l)		11,920	10,806
4.193% due 02/25/2034 •(l)		1,196	1,117
4.293% due 01/25/2036 •(l)		2,452	2,403
4.349% due 07/25/2035 ~		181	121
4.407% due 07/25/2036 ~(l)		44,535	18,308
4.414% due 11/25/2035 ~		19	12
4.434% due 03/25/2036 ~(l)		895	484
4.486% due 12/25/2046 ~(l)		3,060	1,479
4.518% due 08/25/2046 ~(l)		3,572	2,417
4.571% due 09/25/2035 ~(l)		7,189	2,336
4.652% due 05/25/2036 ~(l)		6,151	2,441
4.668% due 05/25/2035 ~		84	83
4.918% due 01/25/2035 •(l)		655	632
4.918% due 03/25/2035 •(l)		5,237	4,603
6.000% due 09/25/2034 ~		152	149
Bear Stearns ARM Trust
4.036% due 08/25/2047 ~		100	88
4.242% due 06/25/2047 ~(l)		1,153	1,044
4.335% due 02/25/2036 ~		242	225
5.765% due 09/25/2034 ~		13	13
6.122% due 10/25/2036 ~		28	28
6.270% due 09/25/2034 ~		10	9
Beast Mortgage Trust
4.837% due 03/15/2036 •(l)		11,700	10,428
5.237% due 03/15/2036 •		1,330	617
7.237% due 03/15/2036 •(l)		6,000	972
Benchmark Mortgage Trust
2.437% due 09/15/2048 (l)		10,678	9,158
2.994% due 04/15/2054 ~		200	140
2.994% due 04/15/2054 ~(l)		4,396	2,799
3.075% due 12/15/2062 ~		700	20
3.899% due 03/15/2062 ~(l)		19,430	16,567
BMO Mortgage Trust 3.269% due 02/17/2055 ~(l)		7,850	7,476
Bridgegate Funding PLC
0.000% due 10/16/2062 ~(l)	GBP	39,972	47,749
0.000% due 10/16/2062 ~		20,785	5,616
0.000% due 10/16/2062 (h)		5,795	0
9.744% due 10/16/2062 •(l)		23,983	31,733
12.744% due 10/16/2062 •(l)		11,991	23,156
BSREP Commercial Mortgage Trust
4.737% due 08/15/2038 •(l)		$6,135	5,838
5.137% due 08/15/2038 •(l)		426	396

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2026 (Unaudited)

BSST Mortgage Trust
4.973% due 02/15/2037 •(l)	11,900	10,529
5.423% due 02/15/2037 •(l)	3,300	1,713
BWAY Mortgage Trust 5.987% due 09/15/2036 •(l)	5,000	4,709
BX Commercial Mortgage Trust
5.637% due 11/15/2038 •(l)	16,715	16,710
5.763% due 01/17/2039 •(l)	19,137	19,148
6.113% due 01/17/2039 •(l)	14,210	14,220
6.137% due 04/15/2034 •(l)	6,000	5,898
6.387% due 02/15/2038 •(l)	1,738	1,731
6.874% due 04/15/2034 •(l)	4,000	3,920
BX Trust
5.174% due 09/15/2034 •(l)	1,044	1,043
5.724% due 09/15/2034 •(l)	13,279	13,258
6.215% due 10/15/2026 •(l)	1,074	1,073
BXP Trust 3.552% due 08/13/2037 ~(l)	8,250	7,102
CALI Mortgage Trust 3.957% due 03/10/2039 (l)	14,900	14,351
CBA Commercial Small Balance Commercial Mortgage 6.040% due 01/25/2039 þ	183	176
CD Mortgage Trust 5.688% due 10/15/2048 (l)	1,008	953
Chase Mortgage Finance Trust
4.046% due 01/25/2036 ~(l)	2,294	2,050
4.782% due 03/25/2037 ~(l)	748	730
5.500% due 11/25/2049	521	42
6.000% due 03/25/2037	493	250
CHL Mortgage Pass-Through Trust
3.670% due 06/20/2035 ~	2	2
3.684% due 03/25/2037 ~(l)	2,333	1,970
4.300% due 05/20/2036 ~(l)	264	248
4.392% due 11/20/2035 ~(l)	3,655	3,442
4.393% due 03/25/2035 •	134	63
4.473% due 03/25/2036 •	12	11
4.551% due 08/20/2035 ~	17	16
4.657% due 09/20/2036 ~(l)	1,176	1,048
4.785% due 11/25/2035 ~(l)	596	498
5.000% due 11/25/2035	19	7
5.030% due 09/25/2047 ~(l)	1,537	1,208
5.500% due 12/25/2034	34	34
5.500% due 08/25/2035	27	13
5.500% due 11/25/2035	22	11
5.590% due 06/25/2047 ~(l)	899	893
5.663% due 03/25/2046 •(l)	12,780	11,154
6.000% due 07/25/2037	140	59
6.000% due 08/25/2037 (l)	2,934	1,210
6.000% due 08/25/2037	1	1
Citigroup Commercial Mortgage Trust
3.790% due 12/15/2072 ~	1,511	335
3.790% due 12/15/2072 ~(l)	6,600	3,071
Citigroup Global Markets Mortgage Securities VII, Inc. 6.500% due 02/25/2029	73	72
Citigroup Mortgage Loan Trust, Inc.
0.000% due 08/25/2037 ~	1,601	61
3.983% due 07/25/2036 ~(l)	1,483	917
4.451% due 09/25/2037 ~(l)	2,132	2,027
4.550% due 03/25/2037 ~(l)	1,044	917
4.583% due 10/25/2035 ~(l)	258	253
4.593% due 04/25/2037 ~	229	207
4.848% due 08/25/2034 ~(l)	4,068	3,856
5.167% due 03/25/2037 ~	336	306
5.287% due 02/25/2036 ~	3,499	3,385
5.500% due 11/25/2035	149	139
5.500% due 12/25/2035 (l)	1,871	879
6.000% due 07/25/2036 (l)	3,871	1,653
6.050% due 03/25/2036 •	48	49
6.201% due 03/25/2037 ~	143	146
6.500% due 09/25/2036	801	379
City of Port Huron Water Supply System Revenue 7.750% due 11/01/2045 «(k)	71,620	71,502
CLNY Trust
5.710% due 11/15/2038 •(l)	4,561	4,417
6.059% due 11/15/2038 •(l)	8,005	7,674
6.755% due 11/15/2038 •(l)	12,000	11,313
7.451% due 11/15/2038 •(l)	24,000	20,751
COMM Mortgage Trust
2.819% due 01/10/2039 (l)	9,131	8,868
4.720% due 06/15/2034 •(l)	2,000	1,927
4.969% due 09/15/2033 •(l)	5,000	4,716
7.937% due 12/15/2038 •(l)	10,004	9,523
8.787% due 12/15/2038 •(l)	8,928	8,345
9.787% due 12/15/2038 •(l)	3,360	3,096
Countrywide Alternative Loan Trust
0.822% due 12/25/2035 ~(a)	7,017	291

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2026 (Unaudited)

1.796% due 12/25/2035 ~(a)	2,243	189
3.357% due 07/25/2036 •(a)(l)	6,508	1,124
3.980% due 03/20/2047 •	304	267
4.130% due 10/25/2035 ~	2,098	1,829
4.143% due 05/25/2036 •	1,156	289
4.143% due 08/25/2036 •	718	277
4.153% due 05/25/2036 •(l)	5,097	4,847
4.173% due 09/25/2046 •(l)	4,519	4,319
4.213% due 08/25/2047 •(l)	659	562
4.233% due 05/25/2047 •(l)	3,027	2,405
4.235% due 06/25/2037 ~	64	60
4.253% due 03/25/2036 •(l)	5,844	5,654
4.293% due 06/25/2037 •(l)	4,718	4,486
4.293% due 06/25/2037 •	443	376
4.313% due 07/25/2036 •(l)	5,867	5,223
4.390% due 11/20/2035 •	50	46
4.473% due 09/25/2035 •(l)	2,240	1,544
4.473% due 10/25/2046 •	77	67
4.493% due 10/25/2035 •	382	216
4.709% due 11/25/2046 •(l)	1,892	1,745
5.169% due 07/20/2035 •(l)	3,115	2,881
5.199% due 05/25/2036 ~(l)	1,534	1,484
5.253% due 11/25/2035 •(l)	6,222	5,913
5.500% due 07/25/2035	702	342
5.500% due 10/25/2035	93	58
5.500% due 11/25/2035 (l)	2,407	1,308
5.500% due 12/25/2035	688	333
5.500% due 01/25/2036	48	47
5.500% due 02/25/2036	782	426
5.500% due 02/25/2036 (l)	672	443
5.500% due 05/25/2036 (l)	2,671	2,167
5.500% due 04/25/2037 (l)	1,421	621
5.500% due 12/27/2049	12	10
5.750% due 01/25/2036	119	55
5.750% due 05/25/2036	141	51
5.750% due 01/25/2037 (l)	7,137	3,330
5.750% due 04/25/2037 (l)	760	630
6.000% due 03/25/2035	282	121
6.000% due 11/25/2035	315	42
6.000% due 04/25/2036	602	257
6.000% due 08/25/2036	209	105
6.000% due 11/25/2036	204	104
6.000% due 12/25/2036	661	245
6.000% due 01/25/2037 (l)	714	422
6.000% due 01/25/2037	505	411
6.000% due 02/25/2037	2,103	717
6.000% due 03/25/2037 (l)	10,309	3,800
6.000% due 04/25/2037 (l)	8,627	3,502
6.000% due 09/25/2037 (l)	7,435	2,516
6.250% due 12/25/2036 •	496	197
6.500% due 06/25/2036	339	151
6.500% due 11/25/2036 (l)	8,376	2,450
9.369% due 07/25/2035 •	45	41
16.242% due 05/25/2037 •	649	679
Countrywide Alternative Loan Trust Resecuritization 7.000% due 01/25/2037	4,860	782
Credit Suisse First Boston Mortgage Securities Corp.
6.000% due 01/25/2036	235	138
7.500% due 05/25/2032 (l)	512	516
CSAB Mortgage-Backed Trust 5.500% due 05/25/2037 (l)	1,752	1,137
CSMC Mortgage-Backed Trust
4.393% due 07/25/2036 •	406	55
5.180% due 01/15/2049 ~	10,300	6,334
6.000% due 07/25/2036	1,651	706
6.396% due 04/25/2036 þ(l)	3,792	1,929
6.500% due 05/25/2036	2,662	839
CSMC Trust
0.000% due 10/25/2060 ~(a)	205,804	5,832
0.230% due 01/25/2060 ~(a)	186,349	1,973
0.387% due 10/25/2060 ~(a)	184,556	3,482
1.104% due 01/25/2060 ~(a)	227,186	6,786
1.760% due 02/27/2047 ~(l)	28,787	10,067
3.510% due 01/25/2060 ~(l)	4,625	2,884
3.510% due 01/25/2060 ~	15,082	7,094
3.613% due 11/10/2032 ~(l)	2,500	402
3.769% due 10/25/2060 ~(l)	7,567	5,501
3.769% due 10/25/2060 ~	22,536	12,343
3.839% due 04/28/2037 ~(l)	1,197	1,140
4.122% due 05/27/2036 ~(l)	1,016	883
4.423% due 04/26/2035 ~(l)	4,887	4,526
4.494% due 10/26/2036 ~(l)	7,281	6,857
4.647% due 07/26/2037 ~(l)	4,504	4,127
4.662% due 06/25/2036 ~(l)	2,013	1,639
5.187% due 07/15/2038 •(l)	1,000	888
5.594% due 07/15/2032 •(l)	3,121	3,099

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2026 (Unaudited)

5.750% due 05/26/2037 (l)		10,120	4,359
6.287% due 10/15/2037 •(l)		3,512	3,409
6.500% due 07/26/2036 (l)		11,414	2,321
6.687% due 07/15/2038 •(l)		15,850	2,529
6.994% due 07/15/2032 •(l)		7,454	7,415
7.000% due 08/26/2036 (l)		14,223	2,471
7.687% due 07/15/2038 •(l)		13,700	746
8.044% due 07/15/2032 •(l)		15,000	14,971
9.044% due 07/15/2032 •(l)		8,500	8,345
35.040% due 11/25/2037 •(l)		5,274	4,466
35.040% due 11/27/2037 •(l)		6,773	6,466
CSMC Trust Capital Certificates
3.883% due 12/29/2037 ~(l)		2,579	1,283
3.950% due 05/26/2036 ~(l)		1,868	1,645
4.164% due 09/26/2047 ~(l)		14,876	6,639
7.000% due 08/27/2036 (l)		2,930	1,451
CSWF Corp. 4.854% due 06/15/2034 •(l)		489	481
DBGS Mortgage Trust
3.843% due 04/10/2037 (l)		1,715	1,615
5.332% due 10/15/2039 •(l)		1,000	998
7.087% due 10/15/2039 •(l)		26,404	26,350
DBWF Mortgage Trust
3.791% due 12/10/2036 (l)		22,961	22,710
3.808% due 12/10/2036 ~(l)		13,193	12,792
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
3.943% due 02/25/2047 •		272	152
5.500% due 12/25/2035		356	304
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust
4.093% due 04/25/2037 •(l)		3,173	2,250
6.250% due 07/25/2036 ~		30	26
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust 5.500% due 09/25/2033		48	49
DOLP Trust 3.704% due 05/10/2041 ~(l)		29,000	22,871
DSLA Mortgage Loan Trust 3.971% due 04/19/2047 •		179	187
Ellington Financial Mortgage Trust
0.000% due 02/25/2068 ~(a)		202,060	2,387
0.250% due 02/25/2068 ~(a)		202,060	104
6.640% due 02/25/2068 ~(l)		29,896	29,745
Eurosail-U.K. PLC
0.000% due 06/13/2045 ~	GBP	6	982
2.962% due 03/13/2045 •(l)	EUR	7,067	7,228
5.115% (SONIO/N + 1.369%) due 06/13/2045 ~(l)	GBP	14,072	17,234
5.465% due 09/13/2045 •(l)		15,554	19,387
5.615% (SONIO/N + 1.869%) due 06/13/2045 ~(l)		8,667	9,406
6.115% due 09/13/2045 •(l)		11,113	13,239
7.365% (SONIO/N + 3.619%) due 06/13/2045 ~(l)		3,082	3,044
7.715% due 09/13/2045 •(l)		9,266	12,007
First Horizon Alternative Mortgage Securities Trust
0.000% due 12/26/2049 (b)(h)		$2	0
3.307% due 11/25/2036 •(a)		720	76
4.274% due 02/25/2036 ~		24	17
4.632% due 05/25/2036 ~		330	273
4.919% due 11/25/2036 ~		337	228
5.038% due 08/25/2035 ~		51	2
6.250% due 11/25/2036		55	14
First Horizon Mortgage Pass-Through Trust
3.875% due 07/25/2037 ~		8	4
4.442% due 01/25/2037 ~		161	71
4.930% due 05/25/2037 ~(l)		2,248	879
5.500% due 08/25/2037		213	66
GC Pastor Hipotecario 5 FTA 2.278% due 06/21/2046 •(l)	EUR	9,774	10,505
GMACM Mortgage Loan Trust
3.687% due 07/19/2035 ~		$15	13
3.850% due 11/19/2035 ~		883	346
GreenPoint Mortgage Funding Trust
4.153% due 01/25/2037 •		398	372
4.193% due 12/25/2046 •(l)		2,011	2,040
GS Mortgage Securities Corp. Trust
3.104% due 05/10/2034		2,000	1,496
3.721% due 02/10/2037 (l)		9,000	8,834
3.871% due 02/10/2037 (l)		1,501	1,430
4.920% due 07/15/2035 •(l)		1,298	856
4.970% due 11/15/2032 •(l)		7,020	6,988
5.370% due 11/15/2032 •(l)		8,250	8,228
5.970% due 11/15/2032 •(l)		6,640	6,621
6.520% due 11/15/2032 •(l)		10,358	10,328
8.420% due 11/15/2032 •		2,210	2,202
GS Mortgage-Backed Securities Trust
0.000% due 09/25/2055 ~(a)		254,354	18,341
0.000% due 07/25/2059 ~(a)		209,032	2,212
0.000% due 11/25/2061 ~(a)		125,599	5,914
2.176% due 11/25/2065 ~(a)		302,023	12,534

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2026 (Unaudited)

2.272% due 10/25/2065 ~(a)		295,433	10,537
3.746% due 07/25/2059 ~(l)		20,073	13,500
7.248% due 10/25/2065 ~		4,711	4,202
7.356% due 11/25/2065 ~		4,634	4,104
7.596% due 11/25/2061 ~		1,900	1,662
9.242% due 09/25/2055 ~		8,591	8,510
GSC Capital Corp. Mortgage Trust 4.153% due 05/25/2036 •(l)		811	805
GSR Mortgage Loan Trust
4.243% due 07/25/2037 •		226	50
4.478% due 01/25/2036 ~		223	212
5.017% due 12/25/2034 ~		6	5
6.000% due 09/25/2034		205	209
6.118% due 11/25/2035 ~		115	56
6.500% due 08/25/2036 •		566	131
HarborView Mortgage Loan Trust
3.933% due 08/19/2036 ~		36	31
4.091% due 01/25/2047 •		3,899	3,726
4.171% due 02/19/2046 •(l)		483	456
4.211% due 11/19/2036 •(l)		419	400
4.271% due 03/19/2036 •(l)		5,692	5,362
4.291% due 01/19/2036 •(l)		3,860	2,469
4.351% due 06/19/2034 •		60	57
4.431% due 01/19/2035 •		87	70
4.679% due 06/19/2045 •		763	294
4.765% due 06/20/2035 •(l)		2,858	2,653
5.140% due 06/20/2035 •		660	601
Hilton USA Trust
2.828% due 11/05/2035 (l)		1,000	857
3.323% due 11/05/2035 (l)		1,435	703
HomeBanc Mortgage Trust
4.293% due 03/25/2035 •(l)		2,619	2,159
4.673% due 04/25/2037 ~(l)		1,770	1,615
HSI Asset Loan Obligation Trust 6.000% due 06/25/2037 (l)		1,151	1,083
IM Pastor 3 FTH 2.248% due 03/22/2043 •(l)	EUR	8,094	8,264
IM Pastor 4 FTA 2.248% due 03/22/2044 •(l)		12,301	12,813
Impac CMB Trust
4.313% due 11/25/2035 •		$65	60
4.513% due 10/25/2034 •		11	11
Impac Secured Assets Corp. 4.653% due 03/25/2036 •(l)		708	631
Impac Secured Assets Trust 4.013% due 05/25/2037 •		2	1
IndyMac IMSC Mortgage Loan Trust 3.715% due 06/25/2037 ~(l)		2,464	1,456
IndyMac INDA Mortgage Loan Trust
3.046% due 03/25/2037 ~		13	11
3.923% due 12/25/2036 ~		344	263
IndyMac INDX Mortgage Loan Trust
3.179% due 06/25/2037 ~		121	99
3.185% due 02/25/2035 ~		178	164
3.314% due 05/25/2037 ~(l)		1,329	1,080
3.706% due 11/25/2035 ~(l)		1,829	1,775
3.911% due 11/25/2036 ~(l)		440	416
4.026% due 06/25/2036 ~(l)		443	396
4.193% due 11/25/2046 •(l)		2,744	2,673
4.213% due 11/25/2036 •		80	78
4.253% due 04/25/2035 •		22	21
4.293% due 02/25/2037 •(l)		1,770	1,171
4.393% due 07/25/2036 •		259	170
4.593% due 08/25/2034 •		90	84
4.653% due 09/25/2034 •		153	134
Jefferies Resecuritization Trust 6.000% due 12/26/2036 ~		3,448	843
JP Morgan Alternative Loan Trust
4.193% due 06/25/2037 •(l)		20,304	7,367
4.203% due 05/25/2036 ~		484	258
4.287% due 06/27/2037 •(l)		3,833	2,170
4.590% due 11/25/2036 ~		33	44
5.500% due 11/25/2036 ~		7	3
6.000% due 12/25/2035		464	302
6.375% due 06/27/2037 ~(l)		12,998	5,914
6.460% due 12/25/2036 þ(l)		963	1,005
JP Morgan Chase Commercial Mortgage Securities Trust
1.974% due 01/05/2040 (l)		8,530	7,917
2.287% due 03/05/2042 (l)		14,331	13,475
3.861% due 12/05/2038 ~(l)		5,740	1,077
3.861% due 12/05/2038 ~		2,858	550
4.128% due 07/05/2031 (l)		3,360	2,777
4.248% due 07/05/2033 (l)		17,215	16,481
4.379% due 07/05/2031 (l)		13,293	8,840
4.519% due 04/15/2037 •(l)		939	930
4.770% due 02/15/2035 •(l)		7,700	7,607

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2026 (Unaudited)

4.860% due 07/05/2033 •(l)		4,593	4,493
5.029% due 04/15/2037 •(l)		1,409	1,385
5.070% due 02/15/2035 •(l)		9,984	9,741
5.087% due 03/15/2036 •(l)		2,600	2,419
5.160% due 07/05/2033 •(l)		3,000	2,629
5.170% due 12/15/2031 •(l)		689	688
5.270% due 02/15/2035 •(l)		3,751	3,623
5.287% due 09/15/2029 •		241	234
5.337% due 12/15/2036 •		7,905	373
5.537% due 03/15/2036 •(l)		7,900	6,611
5.787% due 12/15/2036 •		3,030	40
5.877% due 06/15/2038 •(l)		2,000	1,712
6.020% due 02/15/2035 •(l)		699	676
6.537% due 12/15/2036 •		4,800	12
6.970% due 02/15/2035 •(l)		13,987	13,381
7.235% due 10/05/2040 (l)		1,000	1,035
JP Morgan Mortgage Trust
3.934% due 10/25/2036 ~		10	7
4.198% due 10/25/2036 ~		203	111
4.412% due 05/25/2036 ~		148	121
4.624% due 06/25/2037 ~(l)		1,310	1,028
5.320% due 07/25/2035 ~		12	12
6.000% due 08/25/2037		320	129
JP Morgan Resecuritization Trust
6.000% due 09/26/2036 ~(l)		823	644
6.500% due 04/26/2036 ~(l)		3,825	1,087
JPMDB Commercial Mortgage Securities Trust 3.057% due 11/13/2052 (l)		1,028	937
Lansdowne Mortgage Securities No. 1 PLC 2.610% due 06/15/2045 •	EUR	900	888
Lansdowne Mortgage Securities No. 2 PLC 2.490% due 09/16/2048 •(l)		3,818	4,220
Lavender Trust
6.000% due 11/26/2036 (l)		$5,209	5,049
6.250% due 10/26/2036 (l)		3,326	1,403
Lehman Mortgage Trust
5.724% due 04/25/2036 ~		164	100
6.000% due 08/25/2036		406	302
6.000% due 09/25/2036		320	137
6.000% due 01/25/2038		293	286
6.500% due 09/25/2037		3,133	1,154
7.250% due 09/25/2037 (l)		30,402	8,360
Lehman XS Trust
4.353% due 07/25/2037 •(l)		22,509	16,722
4.693% due 08/25/2047 •		177	166
4.793% due 07/25/2047 •(l)		3,349	3,201
LUX 6.363% due 08/15/2040 •(l)		1,136	1,143
MASTR Adjustable Rate Mortgages Trust
3.830% due 10/25/2034 ~		146	135
4.473% due 05/25/2047 •(l)		6,002	5,051
MASTR Alternative Loan Trust
4.143% due 03/25/2036 •(l)		19,765	1,576
4.193% due 03/25/2036 •(l)		26,125	2,110
7.000% due 10/25/2047 (l)		10,521	4,102
Merrill Lynch Alternative Note Asset Trust
4.143% due 05/25/2037 •		15,935	2,567
6.000% due 05/25/2037 (l)		2,110	1,555
Merrill Lynch Mortgage Investors Trust
4.342% due 03/25/2036 ~(l)		4,877	2,235
5.283% due 05/25/2036 ~(l)		775	736
MF1 Trust
6.493% due 12/15/2034 •		475	472
7.893% due 12/15/2034 •(l)		2,750	2,744
MFA Trust 4.039% due 04/25/2065 ~(l)		14,456	14,017
MFT Mortgage Trust 3.358% due 02/10/2042 (l)		556	468
Mill City Mortgage Loan Trust
0.000% due 08/25/2058 ~(a)		43,305	187
0.000% due 08/25/2058 ~		43,305	3
0.000% due 08/25/2059 ~(a)		27,722	525
0.000% due 11/25/2060 ~(a)		116,433	2,750
0.000% due 04/25/2066 ~(a)		63,447	283
0.000% due 04/25/2066 (a)		63,447	17
0.080% due 08/25/2059 ~(a)		24,524	128
3.041% due 04/25/2066 ~(l)		7,230	4,720
3.041% due 04/25/2066 ~		5,202	2,892
3.250% due 08/25/2058 ~(l)		2,759	1,995
3.250% due 08/25/2059 ~(l)		5,987	4,858
3.646% due 08/25/2058 ~(l)		2,759	1,853
3.646% due 08/25/2058 ~		2,655	1,461
3.748% due 11/25/2060 ~		3,865	2,102
3.845% due 08/25/2059 ~(l)		1,532	1,093
3.845% due 08/25/2059 ~		4,064	2,274

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2026 (Unaudited)

Morgan Stanley Capital I Trust
2.428% due 04/05/2042 ~		60	48
3.912% due 09/09/2032 (l)		25,312	23,468
4.737% due 12/15/2036 •(l)		6,246	4,816
5.287% due 12/15/2036 •		453	24
5.370% due 11/15/2034 •(l)		1,977	1,954
6.031% due 12/15/2036 •(l)		18,590	203
6.170% due 11/15/2034 •(l)		10,059	9,947
7.982% due 12/15/2038 •(l)		18,000	15,654
8.881% due 12/15/2038 •(l)		19,500	16,784
Morgan Stanley Mortgage Loan Trust
4.103% due 01/25/2035 •		160	153
4.133% due 05/25/2036 •		137	24
4.414% due 05/25/2036 ~		1,233	447
5.053% due 07/25/2035 ~		362	294
5.750% due 12/25/2035		138	86
5.871% due 01/25/2035 ~		132	119
5.962% due 06/25/2036 ~		1,637	429
6.000% due 08/25/2037		136	43
Morgan Stanley Re-REMICS Trust
3.065% due 03/26/2037 þ(l)		911	961
3.264% due 02/26/2037 •(l)		1,497	1,435
5.320% due 07/26/2035 ~(l)		3,806	3,733
5.677% due 09/26/2035 ~(l)		111	108
6.000% due 04/26/2036 (l)		5,289	5,312
Morgan Stanley Resecuritization Trust 5.394% due 06/26/2035 ~(l)		8,671	6,342
Morgan Stanley Residential Mortgage Loan Trust
0.324% due 03/25/2071 ~(a)		428,530	2,868
0.325% due 01/25/2070 ~(a)(l)		52,110	226
0.375% due 12/25/2068 ~(a)		162,140	361
1.347% due 03/25/2071 ~(a)		428,530	14,067
1.358% due 01/25/2070 ~(a)(l)		52,110	1,642
1.560% due 12/25/2068 (a)(l)		162,140	6,009
6.694% due 03/25/2071 ~		6,428	5,936
7.112% due 01/25/2070 ~(l)		1,900	1,839
7.770% due 12/25/2068 ~(l)		4,006	3,951
Mortgage Equity Conversion Asset Trust 4.000% due 07/25/2060		954	915
Mortgage Funding PLC 7.065% due 03/13/2046 •(l)	GBP	1,000	1,326
MRCD Mortgage Trust
2.718% due 12/15/2036 (l)		$1,000	896
4.250% due 12/15/2036 ~		1,500	199
MSDB Trust 3.316% due 07/11/2039 ~(l)		34,438	33,324
MSSG Trust
3.397% due 09/13/2039 (l)		10,775	10,305
3.690% due 09/13/2039 (l)		20,000	18,933
3.740% due 09/13/2039 ~(l)		7,980	7,274
Natixis Commercial Mortgage Securities Trust
3.047% due 08/15/2036 (l)		28,190	25,930
3.655% due 08/15/2036 (l)		3,225	2,860
4.058% due 04/10/2037 ~		5,880	3,213
4.316% due 01/15/2043 ~		100	88
4.398% due 08/15/2036 ~		900	345
5.637% due 08/15/2038 •(l)		2,250	2,190
New Orleans Hotel Trust
5.009% due 04/15/2032 •(l)		6,425	6,348
5.309% due 04/15/2032 •(l)		1,200	1,184
5.759% due 04/15/2032 •(l)		13,642	13,435
New Residential Mortgage Loan Trust
0.000% due 09/25/2064 ~(a)		465,841	2,653
0.000% due 11/25/2065 ~(a)		167,417	5,080
0.250% due 11/25/2065 ~(a)		167,417	686
0.250% due 12/25/2065 ~(a)		170,449	908
1.664% due 12/25/2065 ~(a)		170,449	6,397
2.343% due 09/25/2064 ~(a)(l)		465,841	17,778
3.828% due 11/25/2059 ~(l)		8,300	4,877
6.566% due 12/25/2065 ~		2,582	2,335
6.600% due 11/25/2065 ~		2,320	2,064
7.610% due 09/25/2064 ~(l)		16,143	14,555
Newgate Funding PLC
3.400% due 12/15/2050 •(l)	EUR	841	933
3.650% due 12/15/2050 •(l)		1,605	1,791
Nomura Asset Acceptance Corp. Alternative Loan Trust 4.113% due 10/25/2036 •(l)		$793	722
Nomura Resecuritization Trust 4.283% due 09/26/2035 ~(l)		2,777	2,409
NovaStar Mortgage Funding Trust 0.427% due 09/25/2046 •		75	70
NYO Commercial Mortgage Trust
4.882% due 11/15/2038 •(l)		2,000	1,997
5.332% due 12/15/2038 •(l)		2,200	2,192
Pretium Mortgage Credit Partners LLC 5.249% due 10/25/2055		7,883	7,854

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2026 (Unaudited)

Pretium Mortgage Credit Partners Trust
0.000% due 04/25/2065 (h)		19,864	16,939
4.424% due 01/27/2070		16,545	14,016
PRETM Trust 4.357% due 01/25/2070		16,056	14,355
Prime Mortgage Trust
4.143% due 06/25/2036 •(l)		1,049	774
7.000% due 07/25/2034		23	22
Project Cashmere
0.010% due 12/30/2057 «(c)	AUD	33,505	23,117
7.563% due 12/30/2057 «(c)		13,222	9,123
8.643% due 12/30/2057 «(c)		14,866	10,257
PRPM LLC
5.089% due 02/25/2031 þ		$1,336	1,337
5.185% due 02/25/2031 þ(l)		3,922	3,884
5.385% due 10/25/2030 þ(l)		2,106	2,098
5.503% due 08/25/2030 þ(l)		3,826	3,816
5.729% due 07/25/2030 þ		1,801	1,799
PRPM Trust 6.255% due 05/25/2030 þ(l)		798	797
RALI Trust
4.093% due 02/25/2037 •		246	225
4.153% due 07/25/2036 •(l)		7,571	2,365
4.173% due 05/25/2037 •(l)		5,458	5,150
4.213% due 06/25/2037 •(l)		531	486
4.859% due 01/25/2046 •(l)		2,459	1,908
5.500% due 04/25/2037		34	28
6.000% due 08/25/2035 (l)		435	387
6.000% due 12/25/2035 (l)		898	781
6.000% due 06/25/2036		113	93
6.000% due 08/25/2036		171	149
6.000% due 09/25/2036 (l)		2,664	948
6.000% due 11/25/2036 (l)		1,145	917
6.000% due 01/25/2037		171	136
6.250% due 02/25/2037 (l)		1,686	1,400
6.500% due 09/25/2037 (l)		583	482
7.000% due 10/25/2037 (l)		3,691	2,944
RBSSP Resecuritization Trust
4.916% due 05/26/2037 ~(l)		2,733	1,351
5.172% due 09/26/2035 ~(l)		2,874	1,490
5.934% due 07/26/2045 ~(l)		7,665	7,675
6.000% due 03/26/2036 ~(l)		3,284	1,567
6.000% due 06/26/2037 ~		199	186
Residential Asset Mortgage Products Trust 8.000% due 05/25/2032		171	108
Residential Asset Securitization Trust
5.500% due 07/25/2035		517	296
6.000% due 08/25/2036		6,249	1,507
6.000% due 02/25/2037		167	68
6.000% due 03/25/2037		2,765	836
6.000% due 07/25/2037 (l)		6,161	2,196
6.250% due 01/25/2037		5,396	1,742
6.250% due 08/25/2037		3,925	868
6.500% due 08/25/2036		10,265	2,680
6.750% due 08/25/2036		10,336	2,802
RFMSI Trust
5.709% due 07/27/2037 ~		80	62
5.850% due 11/25/2035		37	24
6.000% due 04/25/2037		290	222
6.000% due 06/25/2037		137	110
RiverView HECM Trust 4.260% due 05/25/2047 •		1,707	1,483
Seasoned Loans Structured Transaction Trust 6.079% due 09/25/2060 ~(l)		253,169	171,758
Sequoia Mortgage Trust
4.061% due 01/20/2038 ~		68	55
4.530% due 07/20/2036 •		67	12
4.649% due 02/20/2034 •		68	62
5.693% due 09/20/2032 ~		109	107
SFO Commercial Mortgage Trust
4.937% due 05/15/2038 •(l)		18,150	18,131
5.287% due 05/15/2038 •(l)		2,120	2,117
5.587% due 05/15/2038 •(l)		1,760	1,751
SG Commercial Mortgage Securities Trust
2.632% due 03/15/2037 (l)		3,660	3,509
2.937% due 03/15/2037 (l)		2,736	2,613
4.509% due 02/15/2041 ~(l)		9,000	7,684
SMRT Commercial Mortgage Trust 6.373% due 01/15/2039 •(l)		30,200	30,105
Soho Trust 2.697% due 08/10/2038 ~(l)		30,050	23,924
SREIT Trust 4.609% due 11/15/2036 •		160	160
STARM Mortgage Loan Trust 6.115% due 02/25/2037 ~(l)		588	548

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2026 (Unaudited)

Starwood Mortgage Residential Trust
3.935% due 11/25/2066 ~		100	77
3.935% due 11/25/2066 ~(l)		400	295
Starwood Mortgage Trust
6.937% due 04/15/2034 •(l)		9,055	9,000
7.937% due 04/15/2034 •(l)		6,612	6,617
Stratton Hawksmoor PLC
5.745% due 02/25/2053 •(l)	GBP	1,967	2,599
6.495% due 02/25/2053 •(l)		4,300	5,682
Stratton Mortgage Funding PLC
0.000% due 06/28/2050 (b)(h)		3,433	3,754
0.000% due 06/28/2050 (h)		0	374
0.000% due 06/20/2060 (b)(h)		3,784	4,243
0.000% due 06/20/2060 (h)		0	2,197
7.745% due 06/20/2060 •		378	551
8.745% due 06/20/2060 •		378	564
Structured Adjustable Rate Mortgage Loan Trust
4.026% due 02/25/2037 ~(l)		$4,484	2,928
4.190% due 03/25/2036 ~(l)		21,238	11,912
4.219% due 01/25/2036 ~		486	257
4.455% due 08/25/2036 ~		2,256	530
4.772% due 04/25/2047 ~		990	373
5.259% due 01/25/2035 •		541	505
Structured Asset Mortgage Investments II Trust
4.133% due 03/25/2037 •		676	37
4.173% due 07/25/2046 •(l)		7,067	5,039
4.213% due 05/25/2036 •(l)		1,264	894
4.213% due 08/25/2036 •(l)		605	510
4.253% due 05/25/2045 •		39	38
4.457% due 02/25/2036 ~		2,503	1,013
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 4.695% due 01/25/2034 ~		47	46
Suntrust Alternative Loan Trust 3.357% due 04/25/2036 •(a)		3,885	539
TBW Mortgage-Backed Trust
6.000% due 07/25/2036		204	61
6.500% due 07/25/2036		18,349	3,735
TDA 27 FTA 2.325% due 12/28/2050 •(l)	EUR	3,964	4,161
TDA 28 FTA 2.238% due 10/28/2050 •(l)		6,489	4,108
Towd Point Mortgage Trust
0.000% due 12/25/2058 (b)(h)		$46,171	6,385
0.000% due 12/25/2058 (a)		485,722	0
0.000% due 10/25/2059 (a)(k)		304,207	0
0.000% due 01/25/2060 (a)		60,989	635
3.885% due 10/25/2059 ~		16,186	10,202
4.000% due 01/25/2060 ~		341	305
4.500% due 10/25/2059 ~		4,518	3,844
4.529% due 01/25/2060 ~		3,083	2,288
VASA Trust
4.687% due 07/15/2039 •(l)		1,000	983
7.687% due 07/15/2039 •(l)		4,435	3,830
Verus Securitization Trust
0.305% due 05/25/2065 ~(a)		381,907	2,201
0.963% due 05/25/2065 ~(a)		381,907	13,203
6.400% due 05/25/2065 ~(l)		5,582	5,253
6.400% due 05/25/2065 ~		4,080	3,578
7.799% due 06/25/2069 ~(l)		1,000	1,010
VNDO Trust 3.903% due 01/10/2035 ~(l)		4,814	4,806
WaMu Mortgage Pass-Through Certificates Trust
3.639% due 03/25/2037 ~		190	161
3.830% due 11/25/2036 ~		69	61
3.878% due 03/25/2037 ~(l)		1,225	1,103
3.996% due 02/25/2037 ~(l)		1,249	1,088
4.010% due 06/25/2037 ~(l)		505	452
4.027% due 07/25/2037 ~(l)		653	531
4.159% due 07/25/2037 ~		414	384
4.333% due 07/25/2045 •		74	73
4.517% due 08/25/2036 ~(l)		763	715
4.609% due 06/25/2047 •		1,119	1,075
4.633% due 06/25/2044 •		55	55
4.657% due 07/25/2047 •		325	287
4.669% due 07/25/2047 •(l)		8,802	7,515
4.739% due 10/25/2046 •		170	152
4.819% due 09/25/2046 •(l)		1,983	1,685
4.907% due 07/25/2046 •(l)		1,948	1,809
5.364% due 03/25/2033 ~		18	18
Warwick Finance Residential Mortgages Number Three PLC
0.000% due 12/21/2049 (h)	GBP	0	1,856
6.395% due 12/21/2049 •		646	849
6.895% due 12/21/2049 •		646	842
Washington Mutual Mortgage Pass-Through Certificates Trust
3.122% due 06/25/2046 •(l)		$4,356	2,488
4.163% due 02/25/2037 •		1,077	764

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2026 (Unaudited)

4.273% due 01/25/2047 •(l)	6,195	5,697
4.393% due 07/25/2036 •(l)	2,656	1,919
4.709% due 10/25/2046 •	222	198
5.750% due 11/25/2035 (l)	652	619
6.000% due 04/25/2037 (l)	960	850
6.467% due 05/25/2036 þ(l)	2,845	2,509
Washington Mutual MSC Mortgage Pass-Through Certificates Trust 3.725% due 06/25/2033 ~	57	54
Wells Fargo Alternative Loan Trust
5.750% due 07/25/2037	144	127
6.500% due 07/25/2037 (l)	2,446	2,145
6.578% due 07/25/2037 ~(l)	929	880
Wells Fargo Commercial Mortgage Trust
3.862% due 12/15/2039 (l)	4,424	4,274
5.204% due 09/15/2040 ~(l)	606	603
Wells Fargo Mortgage Loan Trust
3.961% due 03/27/2037 ~(l)	2,808	1,453
5.715% due 04/27/2036 ~(l)	2,028	1,882
Wells Fargo Mortgage-Backed Securities Trust
6.000% due 06/25/2037	39	35
6.465% due 09/25/2036 ~	2	2
6.487% due 10/25/2036 ~	3	3
Worldwide Plaza Trust
3.526% due 11/10/2036 (l)	21,944	17,541
3.596% due 11/10/2036 ~	11,000	1,100
WSTN Trust
0.341% due 07/05/2037 ~(a)(l)	515,000	1,134
7.690% due 07/05/2037 ~(l)	11,200	11,298
8.455% due 07/05/2037 ~(l)	11,200	11,212
9.835% due 07/05/2037 ~(l)	16,010	16,090

Total Non-Agency Mortgage-Backed Securities (Cost $2,914,664)		2,763,461

ASSET-BACKED SECURITIES 15.9%
AUTOMOBILE ABS OTHER 0.1%
Ally Bank Auto Credit-Linked Notes 11.395% due 09/15/2032	459	468
Exeter Automobile Receivables Trust 0.000% due 12/15/2033 (h)	25	974
Flagship Credit Auto Trust
0.000% due 12/15/2027 «(h)	9	405
0.000% due 06/15/2029 «(h)	3	0
Huntington Bank Auto Credit-Linked Notes
7.673% due 10/20/2032 •	339	338
11.173% due 10/20/2032 •	427	420
Santander Bank Auto Credit-Linked Notes
7.762% due 06/15/2032	791	804
10.171% due 06/15/2032	1,692	1,738
13.030% due 06/15/2032	1,469	1,519
SBNA Auto Receivables Trust 8.710% due 06/15/2033	900	909

		7,575

AUTOMOBILE SEQUENTIAL 0.2%
CPS Auto Securitization Trust 11.000% due 06/16/2032 «(l)	16,524	16,763

HOME EQUITY OTHER 8.6%
Aames Mortgage Investment Trust 4.708% due 10/25/2035 •(l)	2,200	2,110
ABFC Trust
4.353% due 10/25/2033 •	127	125
4.738% due 07/25/2034 •(l)	185	187
4.768% due 06/25/2035 •(l)	3,119	2,999
4.843% due 03/25/2034 •	378	368
4.843% due 03/25/2035 •(l)	246	222
4.963% due 03/25/2035 •	429	340
ACE Securities Corp. Home Equity Loan Trust
4.013% due 12/25/2036 •(l)	20,402	5,090
4.498% due 05/25/2035 •(l)	4	4
4.753% due 08/25/2035 •(l)	5,109	4,442
4.783% due 05/25/2035 •(l)	892	733
4.888% due 07/25/2035 •(l)	17,938	16,872
Aegis Asset-Backed Securities Trust
4.513% due 08/25/2035 •	66	66
4.753% due 08/25/2035 •	2,225	403
4.768% due 06/25/2035 •	3,000	954
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates 5.893% due 09/25/2034 •(l)	740	740
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
3.533% due 09/25/2032 •(l)	1,148	1,054
4.663% due 11/25/2035 •(l)	4,300	4,160
4.708% due 09/25/2035 •(l)	1,254	1,268

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2026 (Unaudited)

4.738% due 11/25/2035 •(l)	1,200	1,072
4.738% due 01/25/2036 •(l)	3,996	3,793
4.768% due 05/25/2035 •(l)	712	698
4.813% due 01/25/2036 •(l)	3,900	3,502
5.518% due 05/25/2034 •	110	110
5.518% due 08/25/2035 •(l)	6,375	6,272
6.643% due 08/25/2032 •	123	123
Argent Securities Trust
3.943% due 09/25/2036 •(l)	7,165	2,318
3.993% due 06/25/2036 •(l)	6,222	1,657
4.033% due 04/25/2036 •	969	295
4.093% due 06/25/2036 •	3,503	933
4.173% due 03/25/2036 •(l)	9,477	5,361
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
4.483% due 11/25/2035 •(l)	14,851	13,308
4.483% due 01/25/2036 •(l)	1,089	1,190
4.553% due 02/25/2036 •(l)	18,602	15,274
Asset-Backed Securities Corp. Home Equity Loan Trust
4.693% due 11/25/2035 •(l)	2,439	2,377
4.798% due 04/25/2035 •	39	46
4.813% due 05/25/2035 •(l)	730	725
4.873% due 04/25/2035 •(l)	900	839
Bear Stearns Asset-Backed Securities I Trust
2.249% due 09/25/2034 •	47	47
4.073% due 12/25/2036 •(l)	7,021	7,297
4.198% due 01/25/2037 •	6,479	6,321
4.813% due 04/25/2035 •(l)	1,178	1,190
4.813% due 10/25/2035 •(l)	412	413
4.873% due 12/25/2035 •(l)	2,869	2,893
Carrington Mortgage Loan Trust
3.873% due 03/25/2035 •	499	407
4.213% due 12/26/2036 •(l)	13,201	11,535
CIT Mortgage Loan Trust 5.543% due 10/25/2037 •(l)	15,000	14,964
Citigroup Mortgage Loan Trust, Inc.
3.993% due 05/25/2037 •	381	261
4.093% due 12/25/2036 •(l)	15,769	5,868
4.113% due 09/25/2036 •(l)	9,143	7,079
4.113% due 12/25/2036 •(l)	10,060	5,661
4.233% due 12/25/2036 •(l)	11,554	4,311
4.768% due 10/25/2035 •(l)	2,314	1,689
Countrywide Asset-Backed Certificates
4.073% due 03/25/2037 •(l)	9,408	8,840
4.183% due 01/25/2046 •(l)	36,012	29,693
4.473% due 12/25/2036 •	235	197
4.693% due 03/25/2047 •(l)	783	599
4.783% due 05/25/2035 •	93	93
4.888% due 05/25/2035 •	430	427
4.893% due 05/25/2047 •(l)	4,129	3,806
Countrywide Asset-Backed Certificates Trust
4.193% due 06/25/2037 •(l)	15,566	15,939
4.273% due 03/25/2036 •(l)	11,876	11,016
4.273% due 05/25/2036 •(l)	3,238	2,747
4.293% due 11/25/2047 •(l)	3,351	3,142
4.378% due 04/25/2036 •(l)	8,762	8,454
4.768% due 01/25/2036 •(l)	3,008	2,986
4.889% due 05/25/2036 •	769	621
4.903% due 08/25/2035 •(l)	469	467
4.963% due 04/25/2036 •(l)	3,926	3,579
5.818% due 11/25/2035 •(l)	6,305	4,548
6.867% due 09/25/2046 þ(l)	6,181	4,485
Credit Suisse First Boston Mortgage Securities Corp. 4.843% due 02/25/2031 •(l)	610	600
EMC Mortgage Loan Trust 7.168% due 04/25/2042 •(l)	1,445	1,429
Encore Credit Receivables Trust
4.483% due 07/25/2035 •	208	205
4.528% due 07/25/2035 •	270	257
4.843% due 07/25/2035 •	695	624
FBR Securitization Trust
4.723% due 09/25/2035 •(l)	6,500	5,925
4.768% due 11/25/2035 •(l)	3,644	2,193
Fieldstone Mortgage Investment Trust 4.133% due 07/25/2036 •(l)	3,787	2,086
Fremont Home Loan Trust
4.093% due 01/25/2037 •(l)	2,594	1,189
4.273% due 02/25/2037 •	1,049	314
4.468% due 01/25/2036 •(l)	4,700	4,046
4.753% due 04/25/2035 •(l)	4,300	3,841
4.858% due 06/25/2035 •(l)	953	953
GMACM Home Equity Loan Trust 6.249% due 12/25/2037 þ(l)	422	412
GSAMP Trust
3.853% due 01/25/2037 •(l)	2,266	1,395
3.883% due 01/25/2037 •	676	416
4.073% due 12/25/2036 •	717	383

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2026 (Unaudited)

4.113% due 04/25/2036 •	377	247
4.193% due 11/25/2036 •(l)	2,992	1,383
4.293% due 12/25/2036 •(l)	3,350	1,656
4.333% due 04/25/2036 •(l)	13,445	8,814
5.443% due 10/25/2034 •	97	100
Home Equity Mortgage Loan Asset-Backed Trust
3.953% due 11/25/2036 •(l)	2,237	2,084
4.033% due 04/25/2037 •(l)	14,536	9,900
4.113% due 04/25/2037 •(l)	1,970	1,770
4.457% due 12/25/2031 þ	447	287
4.498% due 03/25/2036 •	1,026	805
HSI Asset Securitization Corp. Trust
4.013% due 12/25/2036 •	18,635	4,462
4.113% due 10/25/2036 •(l)	5,989	2,054
4.133% due 12/25/2036 •(l)	11,414	2,593
4.173% due 01/25/2037 •(l)	25,440	18,116
IXIS Real Estate Capital Trust 4.768% due 09/25/2035 •(l)	1,103	1,216
JP Morgan Mortgage Acquisition Corp. 4.693% due 09/25/2035 •(l)	2,300	2,136
JP Morgan Mortgage Acquisition Trust
3.953% due 08/25/2036 •	5	2
4.093% due 07/25/2036 •(l)	2,461	1,159
4.113% due 07/25/2036 •	906	242
5.962% due 09/25/2029 þ(l)	2,196	1,295
6.388% due 10/25/2036 þ(l)	6,017	3,545
Lehman ABS Mortgage Loan Trust 3.883% due 06/25/2037 •(l)	3,017	2,004
Long Beach Mortgage Loan Trust
4.173% due 02/25/2036 •(l)	16,008	14,379
4.333% due 05/25/2046 •(l)	7,598	2,244
4.498% due 11/25/2035 •(l)	47,324	47,144
4.708% due 08/25/2035 •(l)	3,400	3,161
4.918% due 04/25/2035 •(l)	6,500	6,405
MASTR Asset-Backed Securities Trust
4.013% due 08/25/2036 •(l)	2,456	854
4.093% due 03/25/2036 •(l)	4,486	2,649
4.133% due 06/25/2036 •(l)	3,175	2,990
4.153% due 02/25/2036 •(l)	5,618	2,000
4.273% due 06/25/2036 •	2,412	799
4.333% due 12/25/2035 •(l)	13,098	11,058
4.363% due 01/25/2036 •	84	84
4.693% due 10/25/2035 •(l)	1,553	1,461
4.768% due 05/25/2035 •	59	67
4.798% due 03/25/2035 •	1,241	1,253
4.813% due 03/25/2035 •	763	623
4.843% due 05/25/2035 •(l)	1,200	1,205
4.873% due 03/25/2035 •	1,707	1,637
Merrill Lynch Mortgage Investors Trust
4.738% due 02/25/2036 •	496	501
4.828% due 02/25/2036 •	180	178
Morgan Stanley ABS Capital I, Inc. Trust
3.863% due 10/25/2036 •	1,979	863
3.893% due 11/25/2036 •	1,050	619
3.913% due 09/25/2036 •(l)	3,057	1,051
3.933% due 10/25/2036 •(l)	6,677	2,914
3.943% due 11/25/2036 •(l)	11,445	6,752
4.013% due 10/25/2036 •(l)	3,218	1,404
4.093% due 06/25/2036 •(l)	4,069	2,006
4.093% due 06/25/2036 •	410	366
4.093% due 09/25/2036 •(l)	6,142	2,108
4.123% due 02/25/2037 •(l)	4,042	1,769
4.663% due 09/25/2035 •(l)	1,209	1,022
4.828% due 01/25/2035 •(l)	6,379	6,113
4.828% due 03/25/2035 •(l)	859	795
4.888% due 01/25/2035 •(l)	927	831
Morgan Stanley Capital I, Inc. Trust 4.153% due 03/25/2036 •	9	7
Morgan Stanley Home Equity Loan Trust 4.023% due 04/25/2037 •(l)	19,145	9,798
New Century Home Equity Loan Trust
4.438% due 12/25/2035 •(l)	860	837
4.468% due 12/25/2035 •(l)	2,195	1,982
4.573% due 03/25/2035 •(l)	525	525
4.738% due 06/25/2035 •(l)	341	369
4.768% due 06/25/2035 •(l)	1,067	1,069
4.813% due 06/25/2035 •(l)	1,342	1,408
4.918% due 03/25/2035 •(l)	813	819
6.793% due 01/25/2033 •	169	143
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
4.353% due 07/25/2036 •(l)	3,500	3,059
4.453% due 10/25/2036 •	4,020	719
4.708% due 05/25/2035 •(l)	1,927	1,555
NovaStar Mortgage Funding Trust 4.133% due 11/25/2036 •	986	298

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2026 (Unaudited)

Option One Mortgage Loan Trust
3.923% due 07/25/2037 •(l)	17,436	11,307
4.073% due 01/25/2037 •	228	149
4.073% due 01/25/2037 •(l)	6,759	3,934
4.123% due 04/25/2037 •(l)	1,808	897
4.233% due 01/25/2037 •	1,378	802
4.293% due 03/25/2037 •	442	216
5.662% due 01/25/2037 þ	1	1
Ownit Mortgage Loan Trust
3.155% due 10/25/2035 þ(l)	3,058	1,689
4.693% due 10/25/2036 •(l)	2,258	2,247
Park Place Securities, Inc. 4.738% due 09/25/2035 •(l)	2,200	1,993
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
4.009% due 07/25/2035 •(l)	1,600	1,435
5.668% due 10/25/2034 •(l)	1,195	1,062
People's Choice Home Loan Securities Trust 4.768% due 05/25/2035 •(l)	900	651
RAAC Trust 6.418% due 05/25/2046 •(l)	17,151	17,190
Renaissance Home Equity Loan Trust 5.612% due 04/25/2037 þ	3,152	767
Residential Asset Mortgage Products Trust
4.543% due 04/25/2034 •(l)	723	722
4.663% due 04/25/2034 •(l)	155	155
5.368% due 04/25/2034 •(l)	953	963
5.773% due 04/25/2034 •(l)	1,738	1,802
Residential Asset Securities Corporation Trust
4.053% due 11/25/2036 •(l)	3,536	3,323
4.133% due 10/25/2036 •(l)	1,909	1,784
4.273% due 08/25/2036 •(l)	7,386	6,633
4.288% due 04/25/2036 •(l)	6,183	5,459
4.453% due 12/25/2035 •(l)	5,428	4,804
4.738% due 12/25/2035 •(l)	1,813	1,531
Saxon Asset Securities Trust
1.582% due 11/25/2035 •(l)	8,963	7,076
1.966% due 03/25/2035 •(l)	5,096	2,932
Securitized Asset-Backed Receivables LLC Trust
3.933% due 07/25/2036 •(l)	2,064	1,806
4.113% due 07/25/2036 •	2,512	808
4.253% due 02/25/2037 •	203	91
4.468% due 01/25/2035 •	5	5
Soundview Home Loan Trust
3.943% due 06/25/2037 •(l)	2,624	1,771
4.073% due 06/25/2037 •(l)	4,757	3,211
4.153% due 02/25/2037 •(l)	6,600	1,745
4.313% due 02/25/2037 •(l)	7,660	2,033
4.743% due 10/25/2037 •(l)	3,394	2,682
4.768% due 11/25/2035 •(l)	1,038	1,032
4.893% due 09/25/2037 •(l)	1,289	1,108
Structured Asset Investment Loan Trust 4.793% due 09/25/2034 •(l)	2,258	2,231
Structured Asset Securities Corp. 9.793% due 05/25/2032 •(l)	3,631	3,381
UCFC Home Equity Loan Trust 7.750% due 04/15/2030 ~	232	235
Wells Fargo Home Equity Asset-Backed Securities Trust 4.198% due 01/25/2037 •(l)	9,675	10,176

		631,475

HOME EQUITY SEQUENTIAL 0.0%
JP Morgan Mortgage Acquisition Trust 4.149% due 03/25/2047 þ(l)	2,256	1,464
Structured Asset Securities Corp. Mortgage Loan Trust 5.593% due 08/25/2037 •	1	1

		1,465

MANUFACTURING HOUSE ABS OTHER 0.2%
Access Financial Manufactured Housing Contract Trust 7.650% due 05/15/2049	200	1
Conseco Finance Securitizations Corp.
8.060% due 09/01/2029 ~	2,914	334
9.163% due 03/01/2033 ~	6,940	7,148
9.546% due 12/01/2033 ~	4,089	4,175
GreenPoint Manufactured Housing 9.230% due 12/15/2029 ~	3,241	3,264
Mid-State Capital Corp. Trust 6.742% due 10/15/2040 (l)	1,463	1,483

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2026 (Unaudited)

Oakwood Mortgage Investors, Inc. 8.490% due 10/15/2030	1,131	1,101

		17,506

MANUFACTURING HOUSE SEQUENTIAL 0.1%
BCMSC Trust 7.830% due 06/15/2030 ~	3,549	198
Conseco Finance Corp.
6.530% due 02/01/2031 ~	232	209
7.060% due 02/01/2031 ~	1,009	923
7.500% due 03/01/2030 ~	5,862	1,372
Conseco Finance Securitizations Corp.
7.770% due 09/01/2031 þ	136	138
7.960% due 05/01/2031	1,457	251
8.260% due 12/01/2030 ~	4,584	703
8.850% due 12/01/2030 ~	5,630	600
Oakwood Mortgage Investors, Inc. 7.840% due 11/15/2029 ~	369	374

		4,768

WHOLE LOAN COLLATERAL 1.6%
Bear Stearns Asset-Backed Securities I Trust
6.000% due 12/25/2035	220	117
6.500% due 03/25/2037 þ(l)	8,809	8,060
Bear Stearns Asset-Backed Securities Trust
4.596% due 10/25/2036 ~	105	81
4.831% due 07/25/2036 ~	2	2
4.886% due 10/25/2036 ~(l)	2,323	990
Citigroup Mortgage Loan Trust, Inc.
4.493% due 11/25/2046 •(l)	4,267	3,673
6.352% due 05/25/2036 þ	337	118
6.423% due 03/25/2036 þ	1,263	567
6.851% due 05/25/2036 þ	1,961	686
Countrywide Asset-Backed Certificates 4.273% due 04/25/2036 •	285	264
First Franklin Mortgage Loan Trust
4.363% due 02/25/2036 •(l)	5,204	4,968
4.738% due 09/25/2035 •(l)	5,633	5,313
4.768% due 05/25/2036 •(l)	13,251	12,217
4.843% due 03/25/2035 •(l)	2,101	2,026
GSAMP Trust 5.668% due 06/25/2034 •(l)	1,253	1,188
Lehman XS Trust
4.251% due 05/25/2037 ~(l)	5,265	4,507
6.670% due 06/24/2046 þ	123	135
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 4.843% due 04/25/2035 •(l)	324	324
Pretium Mortgage Credit Partners LLC
4.968% due 02/25/2056 þ	2,870	2,849
5.151% due 02/25/2056 þ	1,173	1,164
5.180% due 01/25/2056 þ	4,873	4,837
5.184% due 11/25/2055 þ(l)	7,599	7,552
5.193% due 10/25/2055 þ(l)	5,946	5,950
5.265% due 12/25/2055 þ	5,423	5,390
5.342% due 12/25/2055 þ(l)	7,358	7,337
5.391% due 08/25/2055 þ(l)	1,578	1,581
5.510% due 04/25/2056 þ	4,400	4,403
5.657% due 08/25/2055 þ	901	903
5.732% due 08/25/2055 þ	938	941
5.744% due 06/25/2055 þ(l)	1,349	1,352
RCO X Mortgage LLC 5.418% due 10/25/2030 þ	3,941	3,934
Residential Asset Mortgage Products Trust 4.918% due 08/25/2033 •	245	244
Securitized Asset-Backed Receivables LLC Trust
4.293% due 05/25/2036 •(l)	13,517	7,254
4.393% due 11/25/2035 •(l)	8,321	7,274
4.453% due 08/25/2035 •(l)	1,098	850
4.768% due 12/25/2034 •(l)	420	367
Specialty Underwriting & Residential Finance Trust
4.046% due 02/25/2037 þ	2,288	727
4.093% due 06/25/2037 •(l)	2,717	1,343
4.493% due 03/25/2037 •	248	128
VCAT LLC
5.062% due 02/25/2056 þ	973	969
5.101% due 01/25/2056 þ	943	939

		113,524

OTHER ABS 5.1%
ABSLT DE LLC 12.175% due 05/20/2033 «	57,200	56,248
Acacia CDO 5 Ltd. 7.600% due 11/08/2039 •	8,674	1,869

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2026 (Unaudited)

Adagio VI CLO DAC 0.000% due 04/30/2031 ~	EUR	1,343	336
AIM Aviation Finance Ltd. 6.213% due 02/15/2040 þ(l)		$763	749
Anchorage Credit Funding 13 Ltd. 0.000% due 07/27/2039 ~		5,100	2,968
Apex Credit CLO LLC 0.000% due 10/20/2034 ~		20,050	6,509
Aqueduct European CLO DAC 1.000% due 01/25/2039	EUR	1,343	906
C-BASS CBO XVI Corp. 7.000% due 09/06/2041 •		$98,373	474
Carlyle Global Market Strategies CLO Ltd. 0.000% due 04/17/2031 ~		2,900	31
CIFC Funding Ltd. 0.000% due 04/24/2030 ~		3,390	371
College Avenue Student Loans Trust
0.000% due 06/25/2054 «(h)		21	11,583
8.660% due 06/25/2054 (l)		3,811	4,026
Cologix Canadian Issuer LP 7.740% due 01/25/2052 (l)	CAD	2,000	1,418
Cork Street CLO DAC 0.000% due 11/27/2028 ~	EUR	1,401	198
Coronado CDO Ltd.
5.418% due 09/04/2038 •		$21,570	6,139
6.000% due 09/04/2038		3,418	1,125
Deutsche Bank AG 10.918% due 01/21/2035 «•		18,900	18,995
Dryden 123 CLO Ltd.
0.000% due 04/15/2038 ~		8,400	6,408
0.000% due 04/15/2038 «		8,400	185
Duke Funding VI Ltd. 7.250% due 04/08/2039 •		7,546	582
ECAF I Ltd.
3.473% due 06/15/2040		422	379
4.947% due 06/15/2040		2,795	2,602
Euromax V ABS PLC 2.339% due 11/10/2095 •	EUR	2,580	2,860
FAB U.K. Ltd. 0.000% due 12/06/2045 ~	GBP	16,148	4,838
Glacier Funding CDO III Ltd. 7.020% due 08/04/2035 •		$31,282	1,984
GreenSky Home Improvement Issuer Trust 8.750% due 10/27/2059		430	445
Hillcrest CDO I Ltd. 4.731% due 12/10/2039 •		32,573	5,099
Hout Bay Corp.
4.716% due 07/05/2041 •		109,166	17,084
4.916% due 07/05/2041 •		4,871	6
5.046% due 07/05/2041 ^•(e)		1,690	0
KGS-Alpha SBA COOF Trust 1.090% due 04/25/2038 «~(a)		450	9
Labrador Aviation Finance Ltd. 4.300% due 01/15/2042 (l)		1,235	1,267
LendingPoint Asset Securitization Trust 5.990% due 10/15/2029		45	45
LendingPoint Pass-Through Trust
0.000% due 03/15/2028 (h)		1,400	86
0.000% due 04/15/2028 «(h)		1,700	160
Madison Park Funding XXIII Ltd. 0.000% due 07/27/2047 ~		5,600	329
Man GLG U.S. CLO Ltd. 0.000% due 07/15/2034 ~		6,450	2,292
Marble Point CLO XXIII Ltd. 0.000% due 01/22/2052 ~		17,150	4,726
Margate Funding Ltd.
7.080% due 12/04/2044 •		14,352	2,371
7.350% due 12/04/2044 ^•(e)		14,026	0
Marlette Funding Trust
0.000% due 07/16/2029 «(h)		16	0
0.000% due 09/17/2029 «(h)		35	0
0.000% due 03/15/2030 «(h)		33	11
0.000% due 09/16/2030 «(h)		9	4
National Collegiate V Commutation Trust 0.000% due 03/25/2038 •(l)		135,030	19,819
OCP CLO Ltd. 0.000% due 07/20/2037 ~		11	3,244
Pagaya AI Debt Grantor Trust
0.000% due 04/15/2032 «~		700	276
5.617% due 04/15/2032 «(l)		302	302
5.823% due 04/15/2032 «		450	450
6.261% due 04/15/2032 «		470	470
10.273% due 04/15/2032 «(l)		580	565
Pagaya AI Debt Selection Trust 3.270% due 05/15/2029		152	150

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2026 (Unaudited)

Palisades CDO Ltd. 7.700% due 07/22/2039 •		6,540	2,136
Putnam Structured Product Funding Ltd. 5.187% due 10/15/2038 •		676	349
RCKT Trust 7.830% due 11/27/2034 (l)		700	687
Reach ABS Trust 7.750% due 08/16/2032 (l)		500	521
Rockford Tower CLO Ltd.
0.000% due 10/15/2029 ~		11,667	673
0.000% due 10/20/2030 ~		4,967	27
0.000% due 10/20/2031 ~		4,967	273
0.000% due 04/20/2034 ~		22,000	4,878
SLM Student Loan EDC Repackaging Trust 0.000% due 10/28/2029 «(h)		36	11,204
SLM Student Loan Trust 0.000% due 01/25/2042 «(h)		31	5,747
SMB Private Education Loan Trust
0.000% due 10/15/2048 «(h)		8	1,903
0.000% due 09/15/2054 (h)		30,802	34,470
0.000% due 11/16/2054 «(h)		5	3,957
0.000% due 02/16/2055 «(h)		9	8,585
Soloso CDO Ltd. 4.228% due 10/07/2037 •		17,418	14,300
South Coast Funding V Ltd. 4.977% due 08/06/2039 •		3,678	1,117
South Coast Funding VII Ltd.
0.454% due 01/06/2041 •		168,577	31,630
0.644% due 01/06/2041 •		10,259	1
0.794% due 01/06/2041 •		2,565	0
Start II Ltd. 4.089% due 03/15/2044 (l)		350	350
Stream Innovations Issuer Trust 6.270% due 07/15/2044		304	313
Taberna Preferred Funding V Ltd. 4.305% due 08/05/2036 •		8,135	7,646
Talon Funding Ltd. 7.240% due 06/05/2035 •		676	111
Tropic CDO V Ltd. 4.254% due 07/15/2036 •		3,172	3,077
Verde CDO Ltd. 4.143% due 10/05/2045 •		240,688	44,737

			371,685

Total Asset-Backed Securities (Cost $1,658,507)			1,164,761

SOVEREIGN ISSUES 8.2%
Angola Government International Bonds
8.000% due 11/26/2029 (l)		7,400	7,327
9.375% due 03/31/2033		9,500	9,410
9.875% due 03/31/2037		9,500	9,412
Argentina Bonar Bonds
0.750% due 07/09/2030 þ(l)		22,815	18,545
4.125% due 07/09/2035 þ(l)		21,344	14,935
Argentina Republic Government International Bonds
0.750% due 07/09/2030 þ		360	302
1.000% due 07/09/2029 (l)		3,711	3,265
3.500% due 07/09/2041 þ(l)		17,260	11,582
4.125% due 07/09/2035 þ(l)		14,400	10,440
4.125% due 07/09/2046 þ		214	148
5.000% due 01/09/2038 þ(l)		76,360	57,728
Avenir Issuer IV Ireland DAC 6.000% due 10/25/2027		5,550	5,378
Colombia Government International Bonds
1.000% due 03/26/2031	COP	398,700	84
5.375% due 01/21/2029 (l)		$1,800	1,786
6.125% due 01/21/2031 (l)		1,400	1,379
Colombia TES
1.000% due 08/22/2029	COP	800	0
6.250% due 07/09/2036		89,924,100	15,556
7.250% due 10/18/2034		44,962,100	8,618
9.250% due 05/28/2042		239,072,400	48,849
11.000% due 08/22/2029		34,125,300	8,604
11.500% due 07/25/2046		1,637,100	395
11.750% due 01/24/2035		159,863,900	39,636
12.750% due 11/28/2040		45,292,800	12,005
13.250% due 02/09/2033		29,789,900	7,987
Congolese International Bonds 9.500% due 02/17/2035 (l)		$900	811
Costa Rica Government International Bonds 6.001% due 01/16/2036 (l)	EUR	1,000	1,191
Development Bank of Kazakhstan JSC 18.400% due 10/16/2028	KZT	1,026,000	2,206
Dominican Republic International Bonds
10.500% due 03/15/2037 (l)	DOP	2,930,600	50,319
10.750% due 06/01/2036 (l)		60,400	1,051

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2026 (Unaudited)

Ecuador Government International Bonds
0.000% due 07/31/2030 (h)(l)		$10,260	8,600
8.750% due 01/29/2034 (l)		16,500	16,236
Egypt Government Bonds 19.698% due 10/14/2030	EGP	5,265,900	94,857
Egypt Government International Bonds 9.450% due 02/04/2033		$900	948
Ghana Government International Bonds
0.000% due 07/03/2026 (h)(l)		91	90
0.000% due 01/03/2030 (h)(l)		487	412
5.000% due 07/03/2029 þ(l)		2,412	2,305
Peru Government Bonds
5.350% due 08/12/2040	PEN	100	24
6.150% due 08/12/2032		5	1
Peru Government International Bonds
5.400% due 08/12/2034		1	0
6.900% due 08/12/2037		15	4
6.950% due 08/12/2031		4	1
Republic of Kenya Government International Bonds
7.875% due 02/26/2034 (l)		$9,800	8,921
8.700% due 02/26/2039 (l)		9,800	8,894
Romania Government International Bonds
5.875% due 07/11/2032 (l)	EUR	8,800	10,318
6.250% due 09/10/2034		30,300	35,586
Russia Foreign Bonds - Eurobond
5.100% due 03/28/2035 «		$600	0
5.625% due 04/04/2042		10,200	7,140
5.875% due 09/16/2043		200	137
Turkiye Government Bonds
39.740% (BISTREFI) due 05/20/2026 ~	TRY	1,700	38
39.740% (BISTREFI) due 08/19/2026 ~		1,300	29
39.740% (BISTREFI) due 05/17/2028 ~(l)		276,200	6,194
40.299% (BISTREFI) due 09/06/2028 ~(l)		1,484,300	33,267
Ukraine Government International Bonds
0.000% due 02/01/2030 þ(i)		$605	357
0.000% due 02/01/2034 þ(i)		2,262	975
0.000% due 02/01/2035 þ(i)		1,912	887
0.000% due 02/01/2036 þ(i)		1,593	738
4.500% due 02/01/2034 þ		3,223	1,728
4.500% due 02/01/2035 þ		3,879	2,040
4.500% due 02/01/2036 þ		3,980	2,054
Venezuela Government International Bonds
6.000% due 12/09/2049 ^(e)		590	227
7.000% due 03/31/2038 ^(e)		100	41
9.250% due 09/15/2027 ^(e)		12,834	6,160
9.250% due 05/07/2028 ^(e)		9,100	4,186
11.750% due 10/21/2026 ^(e)		100	52
11.950% due 08/05/2031 ^(e)		4,500	2,317

Total Sovereign Issues (Cost $600,652)			604,713

		SHARES
COMMON STOCKS 1.8%
COMMUNICATION SERVICES 0.8%
Clear Channel Outdoor Holdings, Inc. (f)		4,853,248	11,502
iHeartMedia, Inc. Class A (f)		2,021,190	5,902
Promotora de Informaciones SA Class A (f)		4,079,279	1,417
SES SA «(f)		1,755,353	26,330
Uniti Group, Inc. (f)		959,341	8,999

			54,150

CONSUMER DISCRETIONARY 0.0%
Caesars Entertainment, Inc. (f)		2	0
Desarrolladora Homex SAB de CV «(f)		719,113	0
Steinhoff International Holdings NV «(f)(k)		299,163,217	0
West Marine «(f)(k)		43,000	272

			272

FINANCIALS 0.8%
Banca Monte dei Paschi di Siena SpA		6,139,000	53,566
Corestate Capital Holding SA «(f)(k)		843,935	0
UBS Group AG		12,342	481
XBP Global Holdings, Inc. (f)		5,398	24

			54,071

INDUSTRIALS 0.2%
Foresea Holdings SA «		263,557	6,061
Luxco Co. Ltd. «(f)(k)		537,634	9,943
Mcdermott International Ltd. (f)		4,683	116

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2026 (Unaudited)

Westmoreland Mining Holdings «(f)(k)		238,883	142
Westmoreland Mining LLC «(f)(k)		240,987	1,024

			17,286

REAL ESTATE 0.0%
Country Garden Holdings Co. Ltd. (f)		602,894	25
MNSN Holdings, Inc. «(f)(k)		25,645	1,590

			1,615

Total Common Stocks (Cost $126,437)			127,394

WARRANTS 0.1%
COMMUNICATION SERVICES 0.1%
Windstream Holdings II LLC - Exp. 08/01/2035		737,041	6,906

CONSUMER DISCRETIONARY 0.0%
West Marine - Exp. 09/08/2028 «		5,580	0

Total Warrants (Cost $4,490)			6,906

PREFERRED SECURITIES 5.5%
BANKING & FINANCE 1.1%
ADLER Group SA «		10,224,514	0
AGFC Capital Trust I 5.684% (US0003M + 1.750%) due 01/15/2067 ~(l)		35,500,000	22,232
American AgCredit Corp. 5.250% due 06/15/2026 •(j)(l)		10,000,000	10,056
Capital Farm Credit ACA 8.393% due 06/15/2026 •(j)(l)		4,300,000	4,288
Compeer Financial ACA 4.875% due 08/15/2026 •(j)(l)		1,900,000	1,879
OCP CLO Ltd. 0.000% due 04/26/2036 ~		4,645	1,793
WAFC Voussoir «		16,767,702	16,768
Windstream Holdings II LLC 11.000% «		24,136	25,685

			82,701

INDUSTRIALS 4.4%
Atlas Re Ltd. «		528	53,024
Clover Holdings, Inc. 0.000% «(k)		157,800	2,984
Mustang Express Ltd. 0.000% «		211,068	215,550
SVB Financial Trust
0.000% due 11/07/2032 (h)		167,720	11
11.000% due 11/07/2032		29,233	13,813
Syniverse Holdings, Inc. 12.500% «(k)		23,556,569	19,820
Venture Global LNG, Inc. 9.000% due 09/30/2029 •(j)		13,530,000	13,481

			318,683

Total Preferred Securities (Cost $405,355)			401,384

REAL ESTATE INVESTMENT TRUSTS 0.3%
REAL ESTATE 0.3%
VICI Properties, Inc.		711,293	19,432

Total Real Estate Investment Trusts (Cost $8,657)			19,432

SHORT-TERM INSTRUMENTS 3.4%
EGYPT TREASURY BILLS 0.4%
24.075% due 08/04/2026 - 11/17/2026 (g)(h)	EGP	1,567,800	25,766

NIGERIA TREASURY BILLS 2.1%
20.946% due 06/11/2026 - 01/28/2027 (g)(h)	NGN	249,491,000	157,264

TURKEY TREASURY BILLS 0.0%
38.691% due 04/07/2026 (g)(h)	TRY	70,000	1,563

U.S. TREASURY BILLS 0.9%
3.670% due 04/07/2026 - 07/21/2026 (g)(h)(n)(p)		$65,796	65,446

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2026 (Unaudited)

Total Short-Term Instruments (Cost $250,798)		250,039

Total Investments in Securities (Cost $11,172,500)		9,981,753

	SHARES
INVESTMENTS IN AFFILIATES 15.6%
COMMON STOCKS 4.4%
AFFILIATED INVESTMENTS 4.4%
AmSurg Corp. «(k)	3,517,243	154,670
Incora New Equity «(k)	2,316,329	87,729
Market Garden «(k)	41,876,606	46,569
Sierra Hamilton Holder LLC «(k)	30,337,712	3
Windstream Services LLC	3,783,475	35,489

Total Common Stocks (Cost $332,131)		324,460

SHORT-TERM INSTRUMENTS 11.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 11.2%
PIMCO Short-Term Floating NAV Portfolio III	84,405,261	822,023

Total Short-Term Instruments (Cost $821,873)		822,023

Total Investments in Affiliates (Cost $1,154,004)		1,146,483

Total Investments 151.7% (Cost $12,326,504)		$11,128,236
Financial Derivative Instruments (m)(o) 0.2%(Cost or Premiums, net $18,333)		11,913
Other Assets and Liabilities, net (51.9)%		(3,806,026)

Net Assets 100.0%		$7,334,123

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2026 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Principal only security.
(c)	When-issued security.
(d)	Payment in-kind security.
(e)	Security is not accruing income as of the date of this report.
(f)	Security did not produce income within the last twelve months.
(g)	Coupon represents a weighted average yield to maturity.
(h)	Zero coupon security.
(i)	Security becomes interest bearing at a future date.
(j)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(k)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

AmSurg Corp.	11/02/2023 - 11/06/2023	$146,968	$154,670	2.10%
CIFI Holdings Group Co. Ltd. 0.000% due 06/30/2029	12/29/2025	78	32	0.00
City of Port Huron Water Supply System Revenue 7.750% due 11/01/2045	12/19/2025 - 03/18/2026	71,880	71,502	0.98
Clover Holdings, Inc.	12/09/2024 - 03/10/2025	2,367	2,984	0.04
Corestate Capital Holding SA	08/22/2023	0	0	0.00
Country Garden Holdings Co. Ltd. 0.000% due 12/31/2031	12/31/2025	183	144	0.00
Incora New Equity	01/31/2025	112,516	87,729	1.20
Incora Top Holdco LLC 6.000% due 01/30/2033	01/31/2025 - 01/31/2026	52,753	79,896	1.09
Luxco Co. Ltd.	10/01/2025	9,460	9,943	0.14
MNSN Holdings, Inc.	03/16/2023 - 03/29/2023	285	1,590	0.02
Market Garden	03/13/2024	41,878	46,569	0.64
Petersen Claim Units 0.000% due 12/31/2099	12/08/2025 - 03/17/2026	12,646	1,970	0.03
Sierra Hamilton Holder LLC	07/31/2017	7,690	3	0.00
Steinhoff International Holdings NV	06/30/2023 - 10/30/2023	0	0	0.00
Syniverse Holdings, Inc.	05/12/2022 - 11/30/2025	23,250	19,820	0.27
Towd Point Mortgage Trust 0.000% due 10/25/2059	05/28/2025	137	0	0.00
West Marine	09/12/2023	618	272	0.00
Westmoreland Mining Holdings	12/08/2014 - 03/26/2019	6,949	142	0.00
Westmoreland Mining LLC	06/30/2023	1,597	1,024	0.01

$491,255	$478,290	6.52%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BMO	4.260%	02/23/2026	05/26/2026	$(2,085)	$(2,094)
4.410	02/23/2026	05/26/2026	(9,172)	(9,214)
4.560	02/23/2026	05/26/2026	(3,710)	(3,727)
BNY	4.730	12/30/2025	06/30/2026	(18,006)	(18,229)
4.730	01/26/2026	07/27/2026	(80,039)	(80,724)
4.730	02/18/2026	08/18/2026	(49,780)	(50,057)
BOS	4.130	02/27/2026	06/26/2026	(2,849)	(2,860)

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2026 (Unaudited)

	4.130	03/06/2026	08/05/2026		(15,419)	(15,465)
	4.230	03/06/2026	08/05/2026		(33,212)	(33,314)
	4.280	03/06/2026	08/05/2026		(8,087)	(8,113)
	4.330	03/06/2026	08/05/2026		(10,716)	(10,750)
	4.330	03/27/2026	07/22/2026		(14,066)	(14,074)
	4.380	03/06/2026	08/05/2026		(1,214)	(1,218)
	4.630	03/27/2026	07/22/2026		(10,902)	(10,909)
	4.730	03/27/2026	07/22/2026		(2,950)	(2,952)
BPS	(0.500)	01/26/2026	TBD(2)	EUR	(854)	(987)
	1.700	02/10/2026	TBD(2)		(8,463)	(9,805)
	1.750	09/01/2025	TBD(2)		(1,050)	(1,226)
	1.800	02/10/2026	TBD(2)		(6,892)	(7,986)
	2.257	03/04/2026	04/02/2026		(17,948)	(20,782)
	2.268	03/12/2026	06/12/2026		(9,862)	(11,414)
	2.288	03/12/2026	06/12/2026		(5,349)	(6,191)
	2.321	03/04/2026	04/02/2026		(8,006)	(9,270)
	2.330	04/02/2026	07/02/2026		(17,864)	(20,648)
	2.334	03/13/2026	05/13/2026		(9,347)	(10,817)
	2.400	04/02/2026	07/02/2026		(8,201)	(9,479)
	3.870	03/12/2026	04/13/2026		$(7,588)	(7,604)
	4.020	01/30/2026	TBD(2)		(824)	(829)
	4.050	12/12/2025	TBD(2)		(4,231)	(4,283)
	4.050	02/03/2026	TBD(2)	GBP	(28,206)	(37,573)
	4.100	12/12/2025	TBD(2)		$(4,549)	(4,606)
	4.150	01/30/2026	TBD(2)		(2,579)	(2,597)
	4.380	03/18/2026	09/14/2026		(18,841)	(18,873)
	4.452	03/19/2026	07/20/2026	GBP	(7,584)	(10,054)
	4.810	03/18/2026	09/14/2026		$(1,120)	(1,122)
	4.830	01/27/2026	07/23/2026		(124,123)	(125,193)
	4.850	03/18/2026	09/14/2026		(4,015)	(4,023)
	4.860	03/18/2026	09/14/2026		(28,781)	(28,836)
BRC	1.400	02/11/2026	TBD(2)	EUR	(5,355)	(6,201)
	1.500	09/29/2025	TBD(2)		(2,689)	(3,132)
	1.600	02/11/2026	TBD(2)		(1,815)	(2,103)
	1.600	03/03/2026	TBD(2)		(610)	(706)
	1.650	02/11/2026	TBD(2)		(4,827)	(5,592)
	1.930	11/14/2025	04/01/2026		(7,009)	(8,162)
	2.000	12/04/2025	TBD(2)		(3,996)	(4,649)
	2.500	02/09/2026	TBD(2)		$(4,001)	(4,015)
	3.250	12/19/2025	TBD(2)	GBP	(4,998)	(6,678)
	3.450	12/19/2025	TBD(2)		(2,682)	(3,586)
	3.850	12/12/2025	TBD(2)		$(619)	(626)
	4.070	03/13/2026	04/13/2026		(12,479)	(12,506)
	4.600	01/05/2026	04/06/2026		(323)	(326)
	4.610	02/25/2026	06/24/2026		(3,400)	(3,415)
	4.630	03/20/2026	07/20/2026		(14,494)	(14,516)
	4.660	03/26/2026	06/24/2026		(3,103)	(3,106)
	4.730	01/20/2026	04/20/2026		(10,912)	(11,014)
	4.730	02/24/2026	06/24/2026		(131,765)	(132,392)
	4.750	01/12/2026	04/13/2026		(10,155)	(10,261)
	4.760	02/25/2026	06/24/2026		(1,380)	(1,387)
	4.760	03/04/2026	07/01/2026		(12,621)	(12,668)
	4.800	02/02/2026	06/02/2026		(62,986)	(63,473)
	4.800	02/09/2026	04/10/2026		(639)	(643)
	4.810	02/05/2026	06/05/2026		(4,036)	(4,066)
	4.810	02/06/2026	05/07/2026		(1,400)	(1,410)
	4.810	02/25/2026	06/24/2026		(4,036)	(4,055)
	4.820	03/09/2026	06/09/2026		(10,860)	(10,894)
	4.820	03/10/2026	06/10/2026		(5,599)	(5,615)
	4.830	12/19/2025	04/20/2026		(8,429)	(8,547)
	4.830	01/20/2026	04/20/2026		(5,531)	(5,584)
	4.860	02/25/2026	06/24/2026		(3,316)	(3,331)
	4.910	02/25/2026	06/24/2026		(2,318)	(2,330)
	5.052	03/26/2026	04/08/2026	GBP	(20,865)	(27,640)
BYR	4.110	03/03/2026	06/01/2026		(19,464)	(19,529)
	4.130	01/21/2026	04/21/2026		(33,733)	(34,006)
	4.130	02/03/2026	07/31/2026		(62,387)	(62,797)
	4.130	03/05/2026	07/31/2026		(674)	(676)
	4.130	03/30/2026	07/31/2026		(6,121)	(6,122)
	4.155	03/25/2026	05/26/2026		(67,910)	(67,964)
	4.180	12/05/2025	04/06/2026		(23,674)	(23,937)
	4.180	03/26/2026	04/06/2026		(9,604)	(9,611)
	4.180	03/30/2026	04/06/2026		(7,231)	(7,233)
CDC	4.030	03/10/2026	07/08/2026		(9,702)	(9,726)
	4.030	03/23/2026	07/21/2026		(3,326)	(3,329)
	4.130	03/10/2026	07/08/2026		(11,411)	(11,440)
	4.130	03/23/2026	07/21/2026		(30,754)	(30,786)
	4.130	03/30/2026	07/21/2026		(2,941)	(2,941)
	4.140	03/02/2026	06/01/2026		(4,726)	(4,742)
	4.150	01/05/2026	04/06/2026		(5,298)	(5,351)
	4.170	03/02/2026	04/02/2026		(17,464)	(17,525)
	4.180	01/28/2026	04/28/2026		(7,623)	(7,679)
	4.180	03/17/2026	04/23/2026		(242)	(242)
	4.180	03/17/2026	04/28/2026		(3,138)	(3,143)
	4.430	03/10/2026	07/08/2026		(6,898)	(6,916)
	4.530	03/10/2026	07/08/2026		(12,784)	(12,819)

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2026 (Unaudited)

CEW	5.020	01/20/2026	04/20/2026		(2,795)	(2,823)
DBL	0.041	03/17/2026	05/15/2026		(1,729)	(1,729)
	0.044	03/17/2026	05/15/2026		(5,477)	(5,477)
	0.046	03/17/2026	05/15/2026		(5,930)	(5,930)
	0.048	03/17/2026	05/15/2026		(7,465)	(7,465)
	2.170	02/10/2026	TBD(2)	EUR	(1,748)	(2,027)
	2.332	01/29/2026	TBD(2)		(15,744)	(18,272)
	2.350	03/04/2026	TBD(2)		(6,969)	(8,069)
	2.632	01/30/2026	TBD(2)		(3,373)	(3,916)
	2.662	01/21/2026	TBD(2)		(4,706)	(5,468)
	3.900	12/12/2025	TBD(2)		$(4,806)	(4,864)
	3.900	03/05/2026	TBD(2)		(1,011)	(1,014)
	3.950	12/12/2025	TBD(2)		(39,705)	(40,185)
	3.950	03/03/2026	TBD(2)		(12,467)	(12,502)
	4.100	03/06/2026	04/06/2026		(48,275)	(48,412)
	4.115	02/24/2026	05/22/2026		(23,126)	(23,222)
	4.120	03/13/2026	05/08/2026		(52,372)	(52,486)
	4.121	01/23/2026	04/24/2026		(22,556)	(22,732)
	4.135	03/20/2026	06/26/2026		(1,066)	(1,068)
	4.161	03/26/2026	06/26/2026		(6,722)	(6,727)
	4.165	02/24/2026	05/22/2026		(1,338)	(1,343)
	4.171	01/23/2026	04/24/2026		(23,221)	(23,404)
	4.220	03/13/2026	05/08/2026		(836)	(838)
	4.221	01/23/2026	04/24/2026		(2,842)	(2,865)
	4.261	03/26/2026	06/26/2026		(842)	(842)
	4.271	01/23/2026	04/24/2026		(12,179)	(12,277)
	4.315	02/24/2026	05/22/2026		(21,269)	(21,360)
	4.365	02/24/2026	05/22/2026		(6,568)	(6,597)
	4.370	03/13/2026	05/08/2026		(11,503)	(11,530)
	4.371	01/23/2026	04/24/2026		(3,953)	(3,986)
	4.415	02/24/2026	05/22/2026		(8,914)	(8,953)
	4.420	03/13/2026	05/08/2026		(11,988)	(12,016)
	4.470	03/13/2026	05/08/2026		(14,150)	(14,183)
	4.471	01/23/2026	04/24/2026		(3,845)	(3,877)
	4.515	02/24/2026	05/22/2026		(3,051)	(3,065)
	4.520	03/13/2026	05/08/2026		(31,902)	(31,978)
	4.570	03/13/2026	05/08/2026		(5,609)	(5,623)
	4.606	02/17/2026	04/16/2026		(1,769)	(1,779)
	4.615	02/24/2026	05/22/2026		(966)	(970)
	4.620	03/13/2026	05/08/2026		(3,578)	(3,587)
	4.670	03/13/2026	05/08/2026		(22,765)	(22,821)
	4.720	03/13/2026	05/08/2026		(2,513)	(2,520)
	4.770	03/13/2026	05/08/2026		(31,047)	(31,125)
	4.820	03/13/2026	05/08/2026		(3,066)	(3,074)
	4.870	03/13/2026	05/08/2026		(3,303)	(3,312)
	4.920	03/13/2026	05/08/2026		(21,976)	(22,033)
	5.020	03/13/2026	05/08/2026		(12,437)	(12,470)
DEU	3.970	03/06/2026	TBD(2)		(463)	(464)
	4.000	02/02/2026	TBD(2)		(18,995)	(19,117)
	4.010	02/02/2026	TBD(2)		(11,905)	(11,981)
GLM	4.930	12/23/2025	09/23/2026		(98,008)	(99,337)
	4.980	12/23/2025	09/23/2026		(6,104)	(6,188)
	5.030	12/23/2025	09/23/2026		(4,043)	(4,099)
	5.180	12/23/2025	09/23/2026		(2,678)	(2,716)
	5.254	07/29/2025	04/29/2026		(58,513)	(60,614)
	5.304	07/29/2025	04/29/2026		(2,799)	(2,900)
IND	4.090	03/17/2026	06/04/2026		(1,113)	(1,115)
	4.140	03/26/2026	05/13/2026		(736)	(737)
	4.160	03/17/2026	06/16/2026		(170)	(170)
	4.210	02/09/2026	05/11/2026		(1,793)	(1,804)
	4.230	03/26/2026	04/15/2026		(2,382)	(2,384)
	4.280	03/23/2026	05/26/2026		(2,543)	(2,545)
	4.300	01/28/2026	04/28/2026		(15,099)	(15,212)
	4.330	03/23/2026	05/26/2026		(2,615)	(2,618)
	4.490	03/30/2026	06/15/2026		(660)	(660)
JML	4.060	03/20/2026	05/01/2026		(28,177)	(28,215)
	4.667	03/06/2026	06/08/2026	GBP	(11,605)	(15,412)
	4.750	03/20/2026	05/01/2026		$(93)	(93)
MBC	2.250	03/25/2026	TBD(2)	EUR	(972)	(1,124)
	4.050	02/24/2026	TBD(2)		$(34,034)	(34,172)
	4.428	03/12/2026	07/13/2026	GBP	(10,579)	(14,036)
	4.478	03/12/2026	07/13/2026		(6,921)	(9,183)
MEI	2.532	03/11/2026	06/11/2026	EUR	(1,946)	(2,253)
	2.582	03/11/2026	06/11/2026		(4,806)	(5,563)
	4.278	03/11/2026	06/11/2026	GBP	(1,566)	(2,078)
	4.328	03/11/2026	06/11/2026		(802)	(1,064)
	4.428	03/13/2026	05/13/2026		(3,217)	(4,268)
MSB	4.388	01/16/2026	04/08/2026	GBP	(17,628)	(23,544)
	4.480	02/04/2026	08/03/2026		$(744)	(749)
	4.481	01/12/2026	04/08/2026	GBP	(8,252)	(11,030)
	4.530	02/04/2026	08/03/2026		$(3,567)	(3,593)
	4.530	03/31/2026	09/30/2026		(1,552)	(1,552)
	4.580	02/04/2026	08/03/2026		(4,069)	(4,098)
	4.630	02/04/2026	08/03/2026		(18,011)	(18,143)
	4.630	03/13/2026	09/09/2026		(2,046)	(2,051)
	4.630	03/31/2026	09/30/2026		(9,405)	(9,407)

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2026 (Unaudited)

	4.680	02/04/2026	08/03/2026		(14,703)	(14,812)
	4.680	03/13/2026	09/09/2026		(1,920)	(1,925)
	4.730	02/04/2026	08/03/2026		(4,266)	(4,297)
	4.730	02/06/2026	08/05/2026		(15,637)	(15,749)
	4.730	03/31/2026	04/01/2026		(8,619)	(8,620)
	4.730	04/01/2026	08/05/2026		(8,209)	(8,209)
	4.780	03/31/2026	09/30/2026		(36,824)	(36,829)
	4.830	02/12/2026	08/12/2026		(11,698)	(11,774)
	4.830	03/31/2026	09/30/2026		(19,181)	(19,184)
	5.130	03/13/2026	09/09/2026		(19,140)	(19,192)
MSC	3.630	03/20/2026	05/01/2026		(1,130)	(1,131)
	4.780	03/31/2026	09/30/2026		(6,021)	(6,022)
MYI	1.000	03/26/2026	TBD(2)	EUR	(2,486)	(2,874)
	1.350	03/26/2026	TBD(2)		(2,609)	(3,016)
	1.500	02/10/2026	TBD(2)		(1,636)	(1,895)
	1.750	11/14/2025	04/01/2026		(1,579)	(1,837)
	2.300	03/03/2026	TBD(2)		(7,612)	(8,814)
	3.950	12/19/2025	TBD(2)	GBP	(7,577)	(10,142)
MZF	4.730	03/24/2026	09/24/2026		$(54,499)	(54,556)
NOM	3.850	12/12/2025	TBD(2)		(5,045)	(5,104)
	3.850	02/10/2026	TBD(2)		(2,894)	(2,910)
	4.000	12/12/2025	TBD(2)		(2,994)	(3,031)
	4.000	02/10/2026	TBD(2)		(1,409)	(1,417)
	4.000	02/25/2026	TBD(2)		(6,440)	(6,465)
	4.100	02/10/2026	TBD(2)		(14,203)	(14,284)
	4.150	03/25/2026	TBD(2)		(8,916)	(8,924)
RBC	3.590	03/05/2026	05/14/2026	CAD	(1,335)	(962)
RCE	2.982	01/30/2026	07/29/2026	EUR	(2,057)	(2,390)
RCY	4.180	03/13/2026	04/13/2026		$(2,363)	(2,368)
RDR	4.000	02/27/2026	TBD(2)		(1,011)	(1,014)
RTA	4.155	02/20/2026	08/20/2026		(44,685)	(44,896)
	4.155	03/02/2026	09/02/2026		(22,922)	(23,002)
	4.155	03/10/2026	08/20/2026		(3,251)	(3,259)
	4.155	03/25/2026	09/02/2026		(7,821)	(7,827)
	4.155	03/26/2026	08/20/2026		(1,983)	(1,985)
	4.255	03/25/2026	04/27/2026		(38,083)	(38,114)
	4.380	03/17/2026	07/17/2026		(443)	(444)
	4.430	03/05/2026	06/04/2026		(39,786)	(39,920)
	4.430	03/17/2026	07/17/2026		(932)	(934)
	4.480	03/05/2026	05/04/2026		(13,499)	(13,545)
	4.480	03/05/2026	06/04/2026		(33,087)	(33,200)
	4.600	03/09/2026	07/09/2026		(418)	(419)
	4.600	03/18/2026	09/18/2026		(6,393)	(6,404)
	4.630	02/20/2026	08/20/2026		(19,115)	(19,215)
	4.630	03/04/2026	09/04/2026		(13,130)	(13,178)
	4.660	03/17/2026	07/17/2026		(6,372)	(6,384)
	4.680	03/04/2026	09/04/2026		(2,790)	(2,801)
	4.730	03/09/2026	07/09/2026		(10,019)	(10,050)
	4.770	03/09/2026	07/09/2026		(1,233)	(1,237)
	4.780	01/28/2026	07/28/2026		(5,593)	(5,640)
	4.780	03/09/2026	07/09/2026		(3,639)	(3,650)
	4.830	03/18/2026	09/18/2026		(12,822)	(12,846)
	4.840	01/28/2026	07/28/2026		(7,639)	(7,704)
	4.840	03/09/2026	07/09/2026		(190)	(191)
	4.850	01/28/2026	07/28/2026		(19,381)	(19,547)
SBI	4.176	03/27/2026	07/27/2026		(554)	(554)
	4.181	03/26/2026	07/24/2026		(7,085)	(7,090)
	4.226	03/27/2026	07/27/2026		(829)	(829)
	4.331	03/26/2026	07/24/2026		(1,721)	(1,722)
	4.367	03/03/2026	06/24/2026		(16,063)	(16,120)
	4.447	03/03/2026	06/24/2026		(6,176)	(6,198)
	4.476	03/27/2026	07/27/2026		(12,030)	(12,038)
	4.576	03/27/2026	07/27/2026		(16,639)	(16,650)
	4.626	03/27/2026	07/27/2026		(559)	(559)
	4.868	01/26/2026	07/27/2026		(42,663)	(43,038)
	4.918	01/26/2026	07/27/2026		(7,406)	(7,472)
SCX	1.500	02/10/2026	TBD(2)	EUR	(9,002)	(10,427)
	1.700	02/10/2026	TBD(2)		(5,073)	(5,877)
	4.020	03/03/2026	04/02/2026		$(8,518)	(8,545)
	4.050	01/30/2026	TBD(2)		(68,061)	(68,527)
	4.050	02/11/2026	TBD(2)		(6,387)	(6,423)
	4.100	03/03/2026	TBD(2)		(993)	(996)
SOG	2.190	03/03/2026	TBD(2)	EUR	(4,929)	(5,707)
	2.200	01/30/2026	TBD(2)		(23,584)	(27,362)
	3.970	12/12/2025	TBD(2)		$(34,944)	(35,368)
	3.990	03/10/2026	TBD(2)		(22,374)	(22,429)
	4.190	01/08/2026	04/08/2026		(11,215)	(11,323)
	4.190	02/26/2026	04/07/2026		(1,844)	(1,852)
	4.190	03/10/2026	04/08/2026		(3,018)	(3,026)
	4.190	03/17/2026	04/08/2026		(195)	(196)
	4.190	03/30/2026	04/08/2026		(16,901)	(16,905)
	4.210	03/10/2026	05/04/2026		(253)	(254)
	4.210	03/16/2026	05/04/2026		(944)	(946)
	4.220	01/16/2026	04/16/2026		(5,066)	(5,111)
	4.220	02/24/2026	05/26/2026		(12,688)	(12,741)
	4.220	02/26/2026	04/16/2026		(12,156)	(12,205)

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2026 (Unaudited)

4.220	03/10/2026	04/16/2026	(8,119)	(8,140)
4.220	03/18/2026	04/16/2026	(3,098)	(3,103)
4.630	03/12/2026	09/11/2026	(3,604)	(3,613)
4.630	03/19/2026	09/18/2026	(16,175)	(16,202)
4.730	02/02/2026	07/31/2026	(22,701)	(22,875)
4.780	02/02/2026	07/31/2026	(7,912)	(7,973)
4.780	02/09/2026	08/07/2026	(22,400)	(22,552)
UBS	2.090	02/26/2026	TBD(2)	EUR	(42,526)	(49,251)
2.220	03/06/2026	06/08/2026	(47,722)	(55,248)
2.270	03/03/2026	06/03/2026	(25,773)	(29,844)
2.270	03/06/2026	05/06/2026	(4,853)	(5,619)
2.329	03/26/2026	06/25/2026	(3,878)	(4,484)
2.673	03/06/2026	06/08/2026	(10,810)	(12,518)
2.715	03/06/2026	06/08/2026	(190)	(220)
2.865	03/06/2026	06/08/2026	(3,326)	(3,852)
4.050	01/06/2026	04/06/2026	$(4,646)	(4,691)
4.080	03/06/2026	06/05/2026	GBP	(18,144)	(24,086)
4.100	01/06/2026	04/06/2026	$(3,071)	(3,100)
4.100	03/30/2026	04/06/2026	(5,428)	(5,429)
4.222	03/26/2026	06/26/2026	GBP	(10,822)	(14,334)
4.307	03/06/2026	06/08/2026	(2,286)	(3,035)
4.650	01/05/2026	04/06/2026	$(9,926)	(10,037)
4.670	01/26/2026	04/27/2026	(6,379)	(6,433)
4.700	01/06/2026	04/06/2026	(38,517)	(38,944)
4.720	01/26/2026	04/27/2026	(28,126)	(28,366)
4.770	11/19/2025	05/19/2026	(1,545)	(1,572)
4.770	01/26/2026	04/27/2026	(4,076)	(4,112)
4.820	11/19/2025	05/19/2026	(6,719)	(6,839)
4.850	10/27/2025	04/27/2026	(12,448)	(12,709)
4.900	10/16/2025	04/16/2026	(2,743)	(2,805)
WFS	4.250	01/06/2026	04/06/2026	(563)	(569)
4.250	02/19/2026	05/20/2026	(6,165)	(6,195)
4.260	03/27/2026	06/26/2026	(301)	(301)
4.300	01/06/2026	04/06/2026	(6,977)	(7,048)
4.300	02/19/2026	05/20/2026	(27,476)	(27,610)
4.310	03/27/2026	06/26/2026	(3,003)	(3,005)
4.330	03/18/2026	06/15/2026	(20,827)	(20,862)
4.350	01/06/2026	04/06/2026	(17,301)	(17,479)
4.350	02/19/2026	05/20/2026	(12,219)	(12,280)
4.360	03/27/2026	06/26/2026	(411)	(411)
4.450	01/06/2026	04/06/2026	(24,029)	(24,281)

Total Reverse Repurchase Agreements	$(3,816,802)

(l)	Securities with an aggregate market value of $4,508,012 and cash of $85,692 have been pledged as collateral under the terms of master agreements as of March 31, 2026.
(1)

The average amount of borrowings outstanding during the period ended March 31, 2026 was $(3,211,050) at a weighted average interest rate of 4.643%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract March Futures	06/2026	95	$(22,877)	$355	$0	$(1)

Total Futures Contracts	$355	$0	$(1)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Worldline SA/France	5.000%	Quarterly	12/20/2027	10.088%	EUR	3,900	$(376)	$41	$(335)	$0	$(56)
Worldline SA/France	5.000	Quarterly	12/20/2028	10.418	800	(115)	9	(106)	0	(11)

$(491)	$50	$(441)	$0	$(67)

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2026 (Unaudited)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day GBP-SONIO Compounded-OIS	0.500%	Annual	09/16/2030	GBP	27,000	$335	$5,627	$5,962	$0	$(70)
Pay	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/18/2031		128,420	(3,129)	(2,346)	(5,475)	409	0
Receive	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2052		28,300	(2,278)	25,731	23,453	0	(54)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2026		$1,244,900	6,094	(5,740)	354	188	0
Receive	1-Day USD-SOFR Compounded-OIS	1.360	Semi-Annual	02/15/2027		13,450	(2)	349	347	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2027		1,348,200	13,042	(10,770)	2,272	569	0
Pay	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2028		660	(31)	(16)	(47)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2028		196,000	2,649	(1,793)	856	131	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		123,500	(2,337)	2,016	(321)	0	(104)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		275,200	4,155	(2,517)	1,638	262	0
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030		1,973,200	(18,087)	(21,227)	(39,314)	1,921	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	03/18/2031		1,367,270	6,648	(14,115)	(7,467)	1,438	0
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Annual	12/15/2031		98,500	(2,199)	13,780	11,581	0	(100)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	12/15/2031		16,600	(225)	2,028	1,803	0	(15)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032		88,000	10,651	(1,265)	9,386	0	(97)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		1,300	28	(34)	(6)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035		83,530	(1,370)	2,065	695	0	(69)
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	12/21/2038		108,200	418	1,190	1,608	0	(29)
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Semi-Annual	03/20/2043		1,300	(4)	271	267	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Semi-Annual	12/16/2045		3,800	(44)	896	852	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2045		52,450	1,014	1,948	2,962	94	0
Receive	1-Day USD-SOFR Compounded-OIS	2.500	Semi-Annual	06/20/2048		3,100	256	614	870	6	0
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	03/12/2050		20,500	(367)	7,289	6,922	49	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		68,000	16,788	10,889	27,677	188	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052		45,800	11,031	7,165	18,196	132	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/21/2052		92,160	786	9,286	10,072	279	0
Pay	1-Year BRL-CDI	11.250	Maturity	01/04/2027	BRL	9,400	0	(138)	(138)	3	0
Pay	1-Year BRL-CDI	11.275	Maturity	01/04/2027		4,700	0	(68)	(68)	1	0
Pay	1-Year BRL-CDI	11.290	Maturity	01/04/2027		4,700	0	(67)	(67)	1	0
Pay	1-Year BRL-CDI	11.731	Maturity	01/04/2027		2,400	0	(26)	(26)	1	0
Pay	1-Year BRL-CDI	11.746	Maturity	01/04/2027		10,500	0	(112)	(112)	3	0
Receive	1-Year BRL-CDI	11.823	Maturity	01/04/2027		599,100	0	5,639	5,639	0	(161)
Pay	1-Year BRL-CDI	11.901	Maturity	01/04/2027		25,100	0	(237)	(237)	7	0
Pay	1-Year BRL-CDI	12.047	Maturity	01/04/2027		437,000	0	(3,617)	(3,617)	117	0
Receive	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030	EUR	20,400	373	2,278	2,651	0	(69)
Receive	6-Month EUR-EURIBOR	0.150	Annual	06/17/2030		1,200	(1)	157	156	0	(4)
Receive	6-Month EUR-EURIBOR	0.250	Annual	03/18/2050		2,500	139	1,291	1,430	0	(15)
Receive	6-Month EUR-EURIBOR	0.500	Annual	06/17/2050		500	(16)	280	264	0	(3)
Receive	6-Month EUR-EURIBOR	0.500	Annual	09/21/2052		34,600	2,992	15,997	18,989	0	(218)
Receive(5)	6-Month EUR-EURIBOR	0.830	Annual	12/09/2052		143,700	1,990	15,755	17,745	172	0
Receive(5)	6-Month EUR-EURIBOR	3.000	Annual	09/16/2056		13,800	258	90	348	0	(154)
Pay	Venture Global LNG, Inc.	5.000	Quarterly	12/20/2030		$78,600	1,784	6,359	8,143	333	0

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2026 (Unaudited)

Pay	Worldline SA/France	5.000	Quarterly	12/20/2030	EUR	116,100	(19,452)	(4,725)	(24,177)	0	(1,713)

$31,889	$70,177	$102,066	$6,314	$(2,876)

Total Swap Agreements	$31,398	$70,227	$101,625	$6,314	$(2,943)

(n)

Securities with an aggregate market value of $43,785 and cash of $191,069 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2026.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(o)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	04/2026	$2,997	CAD	4,106	$0	$(46)
BOA	04/2026	DOP	617,558	$10,036	32	(115)
04/2026	EUR	3,192	3,669	0	(21)
04/2026	JPY	750,281	4,703	0	(25)
04/2026	$8,994	EUR	7,744	0	(43)
05/2026	DOP	95,784	$1,476	0	(100)
05/2026	$3,674	EUR	3,192	21	0
05/2026	4,702	JPY	748,021	25	0
BPS	04/2026	CAD	8,241	$6,081	157	0
04/2026	$1,891	EUR	1,637	1	0
04/2026	168	PLN	606	0	(5)
05/2026	JPY	11,629,800	$73,103	0	(396)
05/2026	$687	KWD	209	0	(10)
06/2026	345	IDR	5,813,927	0	(4)
06/2026	494	KWD	151	0	(6)
07/2026	307	94	0	(4)
06/2027	239	73	0	(4)
05/2029	KWD	1,047	$3,600	172	0
07/2029	128	440	21	0
05/2030	755	2,600	118	0
BRC	04/2026	GBP	184,257	249,204	5,322	0
04/2026	HKD	16,416	2,098	2	0
04/2026	TRY	2,216,718	48,082	0	(773)
04/2026	$165	PLN	595	0	(5)
04/2026	99,359	TRY	4,485,741	725	0
04/2026	ZAR	27,863	$1,703	58	0
05/2026	TRY	586,549	12,592	0	(67)
05/2026	$9,336	TRY	432,893	6	0
BSH	04/2026	JPY	4,147,043	$25,977	0	(153)
04/2026	$659	PLN	2,382	0	(17)
05/2026	25,977	JPY	4,134,549	152	0
CBK	04/2026	COP	21,490,054	$5,648	0	(199)
04/2026	EUR	19,338	22,420	68	0
04/2026	GBP	9,135	12,182	91	0
04/2026	$37,496	EUR	31,940	12	(590)
04/2026	34,095	GBP	25,661	0	(130)
05/2026	1,714	1,295	0	0
06/2026	COP	18,531,132	$4,885	0	(77)
09/2026	384,904,681	97,386	0	(3,518)
DUB	04/2026	CNH	44,463	6,490	34	0
04/2026	CZK	4,243	201	1	0
04/2026	HKD	79,661	10,183	14	0
04/2026	$236	AUD	344	1	0
04/2026	3,132	CNH	21,662	13	0
05/2026	AUD	344	$236	0	(1)
05/2026	CNH	21,610	3,132	0	(13)
06/2026	KZT	41,522	81	0	(4)
FAR	04/2026	AUD	132	93	3	0
04/2026	JPY	5,163,449	32,352	0	(182)
04/2026	$242,248	GBP	182,175	0	(1,121)
04/2026	10,318	JPY	1,612,137	0	(160)
04/2026	184	PLN	662	0	(5)
05/2026	GBP	171,424	$227,697	810	0

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2026 (Unaudited)

05/2026	$32,352	JPY	5,147,852	181	0
GLM	04/2026	DOP	986,076	$15,276	0	(888)
04/2026	KZT	29,959	62	0	(1)
05/2026	DOP	891,753	13,626	0	(1,044)
05/2026	GBP	124	165	0	0
06/2026	COP	4,642,898	1,215	0	(28)
06/2026	DOP	106,352	1,733	0	(9)
08/2026	126,015	2,013	0	(36)
08/2026	NGN	48,825	31	0	(2)
09/2026	DOP	96,611	1,529	0	(38)
IND	06/2026	COP	5,514,354	1,464	0	(12)
JPM	04/2026	CZK	2,570	121	0	(1)
04/2026	HKD	92,961	11,890	23	0
04/2026	$1,224	CAD	1,669	0	(24)
04/2026	3,294	CNH	22,793	15	0
04/2026	15,782	EUR	13,457	0	(227)
04/2026	2,025	MXN	36,268	0	(4)
04/2026	ZAR	74,391	$4,455	65	0
05/2026	CNH	22,737	3,294	0	(15)
MBC	04/2026	GBP	2,239	2,992	28	0
04/2026	JPY	1,596,102	9,981	0	(76)
04/2026	$16,672	EUR	14,417	13	(22)
04/2026	2,080	GBP	1,552	0	(25)
04/2026	11,422	JPY	1,776,060	0	(231)
05/2026	EUR	8,263	$9,489	0	(76)
05/2026	GBP	614	809	0	(3)
05/2026	$2,976	EUR	2,585	16	0
05/2026	9,981	JPY	1,591,279	75	0
NGF	04/2026	15,754	TRY	723,687	301	0
05/2026	292	13,484	0	(1)
SCX	04/2026	GBP	14,495	$19,236	51	0
04/2026	$1,784	CAD	2,469	0	(8)
04/2026	8,127	JPY	1,267,882	0	(138)
05/2026	CAD	2,466	$1,784	8	0
06/2026	COP	1,494,382	391	0	(9)
07/2026	12,643,256	3,282	0	(76)
11/2026	NGN	32,350	20	0	(2)
SOG	04/2026	EUR	823,768	975,024	22,876	(4)
04/2026	$897,565	EUR	777,103	1,387	(737)
04/2026	44,944	JPY	6,993,163	0	(880)
05/2026	EUR	749,631	$866,427	0	(1,354)
05/2026	$1,891	EUR	1,637	4	0
06/2026	EGP	15,719	$290	17	0
SSB	04/2026	AUD	212	151	5	0
04/2026	$53	JPY	8,197	0	(1)
06/2026	COP	4,586,314	$1,186	0	(42)
UAG	04/2026	CZK	5,194	247	3	0
04/2026	TRY	100,755	2,180	0	(39)
04/2026	$3,333	COP	12,393,433	39	0
04/2026	607	PLN	2,194	0	(16)
05/2026	TRY	15,362	$330	0	(2)
06/2026	COP	84,236,358	22,023	0	(534)

Total Forward Foreign Currency Contracts	$32,966	$(14,399)

WRITTEN OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

UAG	Call - OTC USD versus TRY	TRY	49.510	04/15/2026	6,700	$(107)	$(17)
Call - OTC USD versus TRY	49.650	04/17/2026	10,000	(154)	(34)
Call - OTC USD versus TRY	49.650	04/21/2026	3,400	(50)	(16)
Call - OTC USD versus TRY	49.600	04/24/2026	1,700	(25)	(10)
Call - OTC USD versus TRY	49.990	05/01/2026	3,300	(50)	(26)

Total Written Options	$(386)	$(103)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Argentine Republic Government International Bonds	5.000%	Quarterly	12/20/2026	2.754%	$100	$2	$0	$2	$0
BPS	Argentine Republic Government International Bonds	5.000	Quarterly	12/20/2026	2.754	100	2	0	2	0
Petroleos Mexicanos	1.000	Quarterly	12/20/2028	2.711	3,000	(581)	453	0	(128)
BRC	Argentine Republic Government International Bonds	5.000	Quarterly	12/20/2026	2.754	1,250	29	(7)	22	0

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2026 (Unaudited)

Argentine Republic Government International Bonds	5.000	Quarterly	06/20/2027	3.980	3,100	37	5	42	0
Egypt Government International Bonds	1.000	Quarterly	12/20/2028	3.550	22,600	(3,907)	2,493	0	(1,414)
Egypt Government International Bonds	1.000	Quarterly	06/20/2029	3.628	6,900	(1,476)	960	0	(516)
Nissan Motor Co. Ltd.	1.000	Quarterly	12/20/2030	2.738	JPY	744,000	(402)	55	0	(347)
Petroleos Mexicanos	1.000	Quarterly	12/20/2030	3.124	$3,200	(252)	(21)	0	(273)
CBK	Argentine Republic Government International Bonds	5.000	Quarterly	06/20/2027	3.980	1,000	(118)	132	14	0
Petroleos Mexicanos	1.000	Quarterly	12/20/2030	3.124	11,800	(955)	(52)	0	(1,007)
DUB	Eskom «	4.650	Quarterly	06/30/2029	—◆	22,100	0	949	949	0
Petroleos Mexicanos «	4.750	Monthly	07/06/2026	—◆	871	0	5	5	0
Petroleos Mexicanos «	4.850	Monthly	07/06/2026	—◆	470	0	3	3	0
GST	Argentine Republic Government International Bonds	5.000	Quarterly	06/20/2027	3.980	1,150	(118)	134	16	0
Nissan Motor Co. Ltd.	1.000	Quarterly	12/20/2030	2.738	JPY	25,800	(13)	1	0	(12)
Soft Bank Group,Inc.	1.000	Quarterly	06/20/2026	1.662	$4,800	(41)	35	0	(6)
JPM	Argentine Republic Government International Bonds	5.000	Quarterly	06/20/2027	3.980	500	7	0	7	0
Ecuador Government International Bonds	5.000	Quarterly	06/20/2027	2.178	900	30	1	31	0
Nissan Motor Co. Ltd.	1.000	Quarterly	12/20/2030	2.738	JPY	831,100	(462)	75	0	(387)
Petroleos Mexicanos	1.000	Quarterly	12/20/2030	3.124	$18,200	(1,423)	(130)	0	(1,553)
MYC	Argentine Republic Government International Bonds	5.000	Quarterly	06/20/2026	2.371	200	2	(1)	1	0
Argentine Republic Government International Bonds	5.000	Quarterly	12/20/2026	2.754	6,100	80	27	107	0
Argentine Republic Government International Bonds	5.000	Quarterly	06/20/2027	3.980	1,750	2	22	24	0
Nissan Motor Co. Ltd.	1.000	Quarterly	12/20/2030	2.738	JPY	1,040,000	(568)	83	0	(485)
Petroleos Mexicanos	1.000	Quarterly	06/20/2027	2.236	$200	(3)	0	0	(3)
Petroleos Mexicanos	1.000	Quarterly	12/20/2028	2.711	3,700	(722)	565	0	(157)

$(10,850)	$5,787	$1,225	$(6,288)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	ABX.HE.AA.6-1 Index «	0.320%	Monthly	07/25/2045	$3,740	$(744)	$430	$0	$(314)
ABX.HE.PENAAA.7-1 Index «	0.090	Monthly	08/25/2037	1,034	(1,108)	1,093	0	(15)
UAG	ABX.HE.AA.6-2 Index «	0.170	Monthly	05/25/2046	20,235	(2)	(3,016)	0	(3,018)

$(1,854)	$(1,493)	$0	$(3,347)

TOTAL RETURN SWAPS ON LOAN PARTICIPATIONS AND ASSIGNMENTS
Swap Agreements, at Value
Counterparty	Pay/ Receive	Underlying Reference	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Pay	AP Core Holdings II, LLC	1-Day USD-SOFR Compounded-OIS	Monthly	04/30/2026	$225	$0	$79	$79	$0
Pay	AP Core Holdings II, LLC	1-Day USD-SOFR Compounded-OIS	Monthly	04/30/2026	240	0	162	162	0

$0	$241	$241	$0

TOTAL RETURN SWAPS ON SECURITIES
Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MYC	Receive(6)	Agile Group Holdings Ltd. «	N/A	0.000% (SOFR less a specified spread)	Maturity	01/28/2036	CNY	59,900	$25	$(1,777)	$0	$(1,752)

Total Swap Agreements	$(12,679)	$2,758	$1,466	$(11,387)

(p)

Securities with an aggregate market value of $17,459 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2026.

◆	Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2026 (Unaudited)

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026

Investments in Securities, at Value
Loan Participations and Assignments	$0	$1,517,581	$1,067,218	$2,584,799
Corporate Bonds & Notes
Banking & Finance	0	354,163	0	354,163
Industrials	0	1,255,030	155,789	1,410,819
Utilities	0	127,263	3,045	130,308
Convertible Bonds & Notes
Banking & Finance	0	1,691	0	1,691
Industrials	0	12,915	0	12,915
Municipal Bonds & Notes
Michigan	0	3,127	0	3,127
West Virginia	0	33,030	0	33,030
U.S. Government Agencies	0	102,144	0	102,144
U.S. Treasury Obligations	0	10,667	0	10,667
Non-Agency Mortgage-Backed Securities	0	2,649,462	113,999	2,763,461
Asset-Backed Securities
Automobile ABS Other	0	7,170	405	7,575
Automobile Sequential	0	0	16,763	16,763
Home Equity Other	0	631,475	0	631,475
Home Equity Sequential	0	1,465	0	1,465
Manufacturing House ABS Other	0	17,506	0	17,506
Manufacturing House Sequential	0	4,768	0	4,768
Whole Loan Collateral	0	113,524	0	113,524
Other ABS	0	251,031	120,654	371,685
Sovereign Issues	0	604,713	0	604,713
Common Stocks
Communication Services	26,403	1,417	26,330	54,150
Consumer Discretionary	0	0	272	272
Financials	24	54,047	0	54,071
Industrials	116	0	17,170	17,286
Real Estate	0	25	1,590	1,615
Warrants
Communication Services	0	6,906	0	6,906
Preferred Securities
Banking & Finance	0	40,248	42,453	82,701
Industrials	0	27,305	291,378	318,683
Real Estate Investment Trusts
Real Estate	19,432	0	0	19,432
Short-Term Instruments
Egypt Treasury Bills	0	25,766	0	25,766
Nigeria Treasury Bills	0	157,264	0	157,264
Turkey Treasury Bills	0	1,563	0	1,563
U.S. Treasury Bills	0	65,446	0	65,446

	$45,975	$8,078,712	$1,857,066	$9,981,753
Investments in Affiliates, at Value
Common Stocks
Affiliated Investments	0	35,489	288,971	324,460
Short-Term Instruments
Central Funds Used for Cash Management Purposes	822,023	0	0	822,023

	$822,023	$35,489	$288,971	$1,146,483

Total Investments	$867,998	$8,114,201	$2,146,037	$11,128,236

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	6,314	0	6,314
Over the counter	0	33,475	957	34,432

	$0	$39,789	$957	$40,746
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1)	(2,943)	0	(2,944)
Over the counter	0	(20,790)	(5,099)	(25,889)

	$(1)	$(23,733)	$(5,099)	$(28,833)

Total Financial Derivative Instruments	$(1)	$16,056	$(4,142)	$11,913

Totals	$867,997	$8,130,257	$2,141,895	$11,140,149

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2026 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2026:
Category and Subcategory	Beginning Balance at 06/30/2025	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2026	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2026 (2)

Investments in Securities, at Value
Loan Participations and Assignments	$694,936	$160,781	$(217,936)	$3,339	$1,985	$6,498	$417,615	$0	$1,067,218	$(3,272)
Corporate Bonds & Notes
Banking & Finance	2,009	74	(594)	0	33	549	0	(2,071)	0	0
Industrials	169,595	9,971	(44,569)	647	0	20,145	0	0	155,789	7,940
Utilities	0	13,556	0	(14)	0	(10,497)	0	0	3,045	(10,497)
Non-Agency Mortgage-Backed Securities	195,225	112,282	(455)	301	(1,307)	2,205	0	(194,252)	113,999	1,082
Asset-Backed Securities
Automobile ABS Other	15,176	0	(8,996)	0	(51,903)	47,102	0	(974)	405	21
Automobile Sequential	17,379	0	(576)	0	0	(40)	0	0	16,763	(31)
Other ABS	169,669	0	(4,637)	44	(16,998)	7,132	0	(34,556)	120,654	(4,613)
Common Stocks
Communication Services	61,862	0	(55,754)	0	30,645	(10,423)	0	0	26,330	26,330
Consumer Discretionary	272	0	0	0	0	0	0	0	272	0
Financials	60,554	0	(62,046)	0	(52,010)	53,502	0	0	0	0
Industrials	6,117	31,678	(22,585)	0	366	1,594	0	0	17,170	1,594
Real Estate	103	0	0	0	0	1,487	0	0	1,590	1,487
Warrants
Communication Services	12,301	0	(11,087)	0	2,929	(4,143)	0	0	0	0
Financials	28	0	(160)	0	(43,339)	43,471	0	0	0	0
Preferred Securities
Banking & Finance	0	40,904	0	0	0	1,549	0	0	42,453	1,549
Industrials	77,463	215,938	0	0	0	(2,023)	0	0	291,378	(2,023)

	$1,482,689	$585,184	$(429,395)	$4,317	$(129,599)	$158,108	$417,615	$(231,853)	$1,857,066	$19,567
Investments in Affiliates, at Value
Common Stocks
Affiliated Investments	314,038	0	(36,332)	0	0	11,265	0	0	288,971	10,697

Financial Derivative Instruments- Assets
Over the counter	$1,334	$0	$(10)	$0	$0	$(367)	$0	$0	$957	$(371)

Financial Derivative Instruments- Liabilities
Over the counter	$(5,442)	$340	$(264)	$0	$(24)	$291	$0	$0	$(5,099)	$225

Totals	$1,792,619	$585,524	$(466,001)	$4,317	$(129,623)	$169,297	$417,615	$(231,853)	$2,141,895	$30,118

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 03/31/2026	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments		$139,285	Comparable Companies			EBITDA Multiple		X	16.360	—
		438,707	Discounted Cash Flow			Discount Rate			6.312 - 22.746	9.244
		33,925	Indicative Market Quotation			Broker Quote			101.250	—
		30,933	Recent Transaction			Purchase Price			96.000 -100.000	99.417
		424,368	Third Party Vendor			Broker Quote			43.500 – 122.000	102.877
Corporate Bonds & Notes
Industrials		155,789	Comparable Companies / Discounted Cash Flow			EBITDA Multiple/Discount Rate		X/ %	-	—
Utilities		1,970	Indicative Market Quotation			Broker Quote			450.000	—
		1,075	Indicative Market Quotation			Broker Quote		EU R	12.000	—
Non-Agency Mortgage-Backed Securities		71,502	Discounted Cash Flow			Discount Rate			6.600	—
		42,497	Recent Transaction			Purchase Price			61.100 - 100.000	—
Asset-Backed Securities
Automobile ABS Other		405	Discounted Cash Flow			Discount Rate			160.000	—

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2026 (Unaudited)

Automobile Sequential	16,763	Discounted Cash Flow	Discount Rate		10.420	—
Other ABS	120,654	Discounted Cash Flow	Discount Rate		6.454 - 20.000	12.059
Common Stocks
Communication Services	26,330	Indicative Market Quotation	Broker Quote		$-	—
Consumer Discretionary	272	Comparable Companies / Discounted Cash Flow	Revenue Multiple / Discount Rate	X / %	0.500/20.750	—
Industrials	9,942	Indicative Market Quotation	Broker Quote	EU R	-	—
	7,228	Indicative Market Quotation	Broker Quote		$-	—
Real Estate	1,590	Other Valuation Techniques(3)	-		-	—
Preferred Securities
Banking & Finance	25,685	Discounted Cash Flow	Discount Rate		11.900	—
	16,768	Recent transaction	Purchase price		$-	—
Industrials	2,984	Comparable Companies	Revenue/ EBITDA Multiple	X	-	—
	143,537	Discounted Cash Flow	Discount Rate		3.734 – 19.155	13.333
	144,857	Other Valuation Techniques(3)	-		-	—
Investments in Securities, at Value
Common Stocks
Affiliated Investments	154,671	Comparable Companies	EBITDA Multiple	X	16.360	—
	87,729	Comparable Companies / Discounted Cash Flow	EBITDA Multiple/Discount Rate	X/ %	-	—
	3	Expected Recovery	Price		$-	—
	46,569	Sum of the Parts	Discount Rate/Mortality Assumption		-	—
Financial Derivative Instruments- Assets
Over the counter	957	Indicative Market Quotation	Broker Quote		0.192- 4.267	4.235
Financial Derivative Instruments- Liabilities
Over the counter	(5,099)	Indicative Market Quotation	Broker Quote		(20.205)-98.500	49.444

Total	$2,141,895

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(3)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2026 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)		Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

Each of the Funds' subsidiaries was formed as a wholly owned subsidiary acting as an investment vehicle for the Fund in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies in effect from time to time. Each Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and its subsidiaries. Accordingly, the consolidated financial statements include the accounts of each Fund and its subsidiaries. All inter-company transactions and balances have been eliminated. This structure was established so that certain investments could be held by a separate legal entity from the Fund. See the table below for details regarding the structure, incorporation and relationship as of period end of the subsidiaries.

Subsidiary	Date of Formation	Subsidiary % of Consolidated Fund Net Assets†
PCILS I LLC	03/07/2013	0.0%
PDILS I LLC	03/12/2013	0.0%

† A zero balance may reflect actual amounts rounding to less than 0.01%.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund's shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Fund may calculate its NAV as of the NYSE Close for such day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other thanETFs), the Fund’s NAV will be calculated based on the NAVs of such investments.Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which the Fund may transact.

Notes to Financial Statements(Cont.)

Fair valuation may require subjective determinations about the value of a security. While the Fund’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Sources (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements(Cont.)

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Sum-of-the-Parts model is typically used when an investment or subject company has two or more separate and distinct assets that would each require its own valuation methodology, typically an income or market approach. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

3. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of March 31, 2026, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Notes to Financial Statements(Cont.)

4. INVESTMENTS IN AFFILIATES

The Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III ("Central Funds") to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Fund.A copy of each affiliate fund’s shareholder report is available at the U.S Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Fund’s website at www.pimco.com, or upon request, as applicable.The table below shows the Fund's transactions in and earnings from investments in the affiliated funds for the period endedMarch 31, 2026 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 06/30/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$634,957	$3,690,116	$(3,503,200)	$23	$127	$822,023	$22,790	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

An affiliate includes any company in which a Fund owns 5% or more of the company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers for the period ended March 31, 2026 (amounts in thousands†, except number of shares).

PIMCO Dynamic Income Fund

Security Name	Market Value at 06/30/2025	Purchases at cost	Proceeds from Sale	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value at 03/31/2026	Dividend Income	Shares Held at 03/31/2026
Amsurg Equity	$158,792	$0	$0	$0	$(4,122)	$154,670	$0	3,517,243
Incora New Equity	78,258	0	0	0	9,471	87,729	0	2,316,329
Market Garden Dogwood LLC	76,985	0	(36,333)	0	5,917	46,569	0	41,876,606
Oi SA	2,853	0	(469)	469	(2,853)	0	0	0
Sierra Hamilton Holder LLC	3	0	0	0	0	3	0	30,337,712
Windstream Services LLC	0	23,081	0	0	12,408	35,489	0	3,783,475

† A zero balance may reflect actual amounts rounding to less than one thousand.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	DUB	Deutsche Bank AG	NGF	Nomura Global Financial Products, Inc.
BMO	BMO Capital Markets Corporation	FAR	Wells Fargo Bank National Association	NOM	Nomura Securities International, Inc.
BNY	Bank of New York Mellon	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada
BOA	Bank of America N.A.	GST	Goldman Sachs International	RCE	Royal Bank of Canada Europe Limited
BOS	BofA Securities, Inc.	IND	Crédit Agricole Corporate and Investment Bank S.A.	RCY	Royal Bank of Canada
BPS	BNP Paribas S.A.	JML	JP Morgan Securities Plc	RDR	RBC Capital Markets LLC
BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	RTA	RBC (Barbados) Trading Bank Corp.

BSH	Banco Santander S.A. - New York Branch	MBC	HSBC Bank Plc	SBI	Citigroup Global Markets Ltd.
BYR	The Bank of Nova Scotia - Toronto	MEI	Merrill Lynch International	SCX	Standard Chartered Bank, London
CBK	Citibank N.A.	MSB	Morgan Stanley Bank, N.A	SOG	Societe Generale Paris
CDC	Natixis Securities Americas LLC	MSC	Morgan Stanley & Co. LLC.	SSB	State Street Bank and Trust Co.
CEW	Canadian Imperial Bank of Commerce World Markets	MYC	Morgan Stanley Bank, N.A.	UAG	UBS AG Stamford
DBL	Deutsche Bank AG London	MYI	Morgan Stanley & Co. International PLC	UBS	UBS Securities LLC
DEU	Deutsche Bank Securities, Inc.	MZF	Mizuho Securities USA LLC	WFS	Wells Fargo Securities, LLC

Currency Abbreviations:
AUD	Australian Dollar	EGP	Egyptian Pound	MXN	Mexican Peso
BRL	Brazilian Real	EUR	Euro	NGN	Nigerian Naira
CAD	Canadian Dollar	GBP	British Pound	PEN	Peruvian New Sol
CNH	Chinese Renminbi (Offshore)	HKD	Hong Kong Dollar	PLN	Polish Zloty
CNY	Chinese Renminbi (Mainland)	IDR	Indonesian Rupiah	TRY	Turkish New Lira
COP	Colombian Peso	JPY	Japanese Yen	USD (or $)	United States Dollar
CZK	Czech Koruna	KWD	Kuwaiti Dinar	ZAR	South African Rand
DOP	Dominican Peso	KZT	Kazakhstani Tenge

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	FHMMUSTF	Federated Hermes US Treasury Cash Reserves Fund Yield	PENAAA	Penultimate AAA Sub-Index
BISTREFI	Turkish Lira Overnight Reference Rate	GSMMUSTF	Goldman Sachs Money Market US Treasury Fund Index	SOFR	Secured Overnight Financing Rate
BNMMDTSC	Dreyfus Treasury Securites Cash Management Fund Yield	GSMMUSTI	Goldman Sachs Money Market US Treasury Instrument Index	SONIO	Sterling Overnight Interbank Average Rate
BRMMUSDF	BlackRock Money Market US Treasury Fund Index	HSMMUSTF	HSBC UST Money Market Yield	TSFR1M	Term SOFR 1-Month

EUR001M	1 Month EUR Swap Rate	JMMMUSTF	JP Morgan Money Market US Treasury Fund Index	TSFR3M	Term SOFR 3-Month
EUR003M	3 Month EUR Swap Rate	JY0003M	3 Month JPY-LIBOR	TSFR6M	Term SOFR 6-Month
EUR006M	6 Month EUR Swap Rate	MSMMUSTF	MSILF Money Market US Treasury Fund Index	US0003M	ICE 3-Month USD LIBOR
EUR012M	12 Month EUR Swap Rate

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.

Other Abbreviations:
ABS	Asset-Backed Security	DAC	Designated Activity Company	PIK	Payment-in-Kind
ALT	Alternate Loan Trust	EBITDA	Earnings before Interest, Taxes, Depreciation and Amoritization	REMIC	Real Estate Mortgage Investment Conduit
BRL-CDI	Brazil Interbank Deposit Rate	EURIBOR	Euro Interbank Offered Rate	TBA	To-Be-Announced
CBO	Collateralized Bond Obligation	JSC	Joint Stock Company	TBD	To-Be-Determined
CDO	Collateralized Debt Obligation	OIS	Overnight Index Swap	TBD%	Interest rate to be determined when loan settles or at the time of funding
CLO	Collateralized Loan Obligation